Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	VALIC Co II
Central Index Key	dei_EntityCentralIndexKey	0001062374
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 19, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 1, 2013
Aggressive Growth Lifestyle Fund (Prospectus Summary) | Aggressive Growth Lifestyle Fund | Aggressive Growth Lifestyle Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VAGLX
Capital Appreciation Fund (Prospectus Summary) | Capital Appreciation Fund | Capital Appreciation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCCAX
Conservative Growth Lifestyle Fund (Prospectus Summary) | Conservative Growth Lifestyle Fund | Conservative Growth Lifestyle Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCGLX
Core Bond Fund (Prospectus Summary) | Core Bond Fund | Core Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCCBX
High Yield Bond Fund (Prospectus Summary) | High Yield Bond Fund | High Yield Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCHYX
International Opportunities Fund (Prospectus Summary) | International Opportunities Fund | International Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VISEX
Large Cap Value Fund (Prospectus Summary) | Large Cap Value Fund | Large Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VACVX
Mid Cap Growth Fund (Prospectus Summary) | Mid Cap Growth Fund | Mid Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VAMGX
Mid Cap Value Fund (Prospectus Summary) | Mid Cap Value Fund | Mid Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMCVX
Moderate Growth Lifestyle Fund (Prospectus Summary) | Moderate Growth Lifestyle Fund | Moderate Growth Lifestyle Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMGLX
Money Market II Fund (Prospectus Summary) | Money Market II Fund | Money Market II Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIIXX
Small Cap Growth Fund (Prospectus Summary) | Small Cap Growth Fund | Small Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VASMX
Small Cap Value Fund (Prospectus Summary) | Small Cap Value Fund | Small Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCSVX
Socially Responsible Fund (Prospectus Summary) | Socially Responsible Fund | Socially Responsible Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCSRX
Strategic Bond Fund (Prospectus Summary) | Strategic Bond Fund | Strategic Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCSBX

Aggressive Growth Lifestyle Fund (Prospectus Summary) | Aggressive Growth Lifestyle Fund
AGGRESSIVE GROWTH LIFESTYLE FUND
Investment Objective
The Fund seeks growth through investments in a combination of the Funds of VC II and VALIC Company I ("VC I"), another investment company managed by The Variable
Annuity Life Insurance Company ("VALIC") ("Underlying Funds").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), as defined herein, in which the Fund is offered.
As an investor in the Fund, you pay the expenses of the Fund and indirectly pay a proportionate share of the expenses of the Underlying Funds. Please see your
Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Aggressive Growth Lifestyle Fund
Management Fees		0.10%
Other Expenses		0.06%
Acquired Fund Fees and Expenses		0.76%
Total Annual Fund Operating Expenses		0.92%
Expense Reimbursement		0.06%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1][2]	0.86%
[1]	The Total Annual Fund Operating Expenses for the Fund does not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Fund (0.10%) and does not include Acquired Fund Fees and Expenses. "Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.
[2]	The adviser has contractually agreed to waive receipt of its fees and/or reimburse the expenses of the Fund (excluding Acquired Fund Fees and Expenses) until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.10%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Aggressive Growth Lifestyle Fund	88	287	503	1,126

Portfolio Turnover
The Fund, which operates as a fund-of-funds, does not pay transaction costs when it buys and sells shares of the Underlying Funds (or "turns over" its portfolio).
An Underlying Fund pays transaction costs, such as commissions, when it turns over its portfolio and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the performance of both the Underlying Fund and the Fund. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio. Some of the Underlying Funds, however, may have portfolio turnover rates as high as 100% or more.
Principal Investment Strategies of the Fund
As a fund-of-funds, the Fund's principal investment strategy is to allocate assets among a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). The
Fund uses asset allocation strategies to determine how much to invest in the
Underlying Funds.

Generally, the Fund invests a larger portion of its assets in Underlying
Funds that invest in securities with a greater opportunity for capital growth, such as stocks, and generally has a higher level of risk than the Moderate
Growth Lifestyle Fund and the Conservative Growth Lifestyle Fund. The Fund's
indirect holdings are primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers. A portion of the Fund's indirect holdings may also include fixed-income securities of foreign issuers. The Fund's indirect holdings in fixed- income securities may include high yielding, high risk fixed-income securities (often referred to as "junk bonds").

Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:

                    -   domestic equity securities       45%- 70%
                    -   fixed-income securities          10%- 50%
                    -   international equity securities   5%- 25%
                    -   real estate securities            0%- 15%

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio.

The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. The sub-adviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying
Funds, in combination, to be appropriate for the Fund's investment objective.
The sub-adviser may change the asset allocation ranges and the particular
Underlying Funds in which the Fund may invest from time to time.

The Underlying Funds in which the Fund invests may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The risks of investing in the Fund include indirect risks associated with the
Fund's investments in Underlying Funds. The value of your investment in the Fund may be affected by one or more of the following risks, which are described in more detail in the sections "Additional Information About the Fund's Investment
Strategies and Investment Risks" and the "Investment Glossary" in the Prospectus,
any of which could cause the Fund's return, the price of the Fund's shares or the Fund's yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Fund from reaching its objective, which are not described here.

Active Trading Risk: The Underlying Funds may actively trade, which is associated with high portfolio turnover rates and which may result in higher transaction costs to the Underlying Fund. High portfolio turnover rates of the
Underlying Funds can adversely affect the Fund's performance. Active trading tends to be more pronounced during periods of increased market volatility.

Affiliated Fund Risk: In managing the Fund that invests in Underlying Funds, the sub-adviser has the authority to select and substitute the Underlying Funds. The sub-adviser may be subject to potential conflicts of interest in allocating the
Fund's assets among the various Underlying Funds because the sub-adviser receives fees in connection with its management of certain of the Underlying Funds.

Equity Securities Risk: The Underlying Funds may invest in equity securities, which are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may "call" a bond to repay it before its maturity date. An Underlying Fund may only be able to invest the bond's proceeds at lower interest rates, resulting in a decline in the Underlying Fund's income.

Credit Risk: The issuer of a fixed-income security owned by an Underlying Fund may be unable to make interest or principal payments.

Foreign Investment Risk: The Underlying Funds may invest in foreign securities.
Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Interest Rate Risk: The Underlying Funds may invest in fixed-income securities.
The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Investment Company Risk: The risks of the Fund owning shares of other investment companies such as the Underlying Funds involve substantially the same risks as investing directly in the securities held by the Underlying Funds. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund's performance. In addition, the total return from investments in other investment companies will be reduced by the operating expenses and fees of the investment company.

Large Capitalization Company Risk: The Underlying Funds may invest in large capitalization companies. Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Junk Bond Risk: The Underlying Funds may invest in high yielding, high risk fixed-income securities (often referred to as "junk bonds"), which typically involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities. Issuers of junk bonds are less secure financially and their securities are more sensitive to downturns in the economy. The market for junk bonds may not be as liquid as that for more highly rated securities.

Market Risk: The share price of the Underlying Funds and, as a result, the share price of the Fund can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling.
The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Model Risk: The Fund's asset allocation model may fail to produce the optimal portfolio allocation.

Real Estate Investments Risk: The Underlying Funds may invest in real estate securities. Securities of companies in the real estate industry are sensitive to several factors, such as changes in real estate values, interest rates, cash flow, occupancy rates, and greater company liabilities.

Small and Medium Capitalization Company Risk: The Underlying Funds may invest in small- and medium-capitalization companies. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large companies.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
S&P 500® Index and a blended index. The blended index is comprised of the
Russell 3000® Index (54%), the MSCI EAFE Index (net) (13%), the Barclays U.S.
Aggregate Bond Index (25%) and the FTSE European Public Real Estate Association
("EPRA")/National Association of Real Estate Investment Trusts ("NAREIT")
Developed Index (8%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart below, the highest return for a quarter was 16.88% (quarter ending September 30, 2009) and the lowest return for a quarter was -17.12% (quarter ending December 31, 2008). For the year-to-date through
September 30, 2012, the Fund's return was 12.48%.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Aggressive Growth Lifestyle Fund	Fund	(0.17%)	1.93%	5.32%
Aggressive Growth Lifestyle Fund S&P 500®Index	S&P 500® Index	2.11%	(0.25%)	2.92%
Aggressive Growth Lifestyle Fund Blended Index	Blended Index	0.63%	1.01%	5.09%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
Aggressive Growth Lifestyle Fund (Prospectus Summary) | Aggressive Growth Lifestyle Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AGGRESSIVE GROWTH LIFESTYLE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth through investments in a combination of the Funds of VC II and VALIC Company I ("VC I"), another investment company managed by The Variable
		Annuity Life Insurance Company ("VALIC") ("Underlying Funds").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), as defined herein, in which the Fund is offered.
As an investor in the Fund, you pay the expenses of the Fund and indirectly pay a proportionate share of the expenses of the Underlying Funds. Please see your
		Variable Contract prospectus for more details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund, which operates as a fund-of-funds, does not pay transaction costs when it buys and sells shares of the Underlying Funds (or "turns over" its portfolio).
An Underlying Fund pays transaction costs, such as commissions, when it turns over its portfolio and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the performance of both the Underlying Fund and the Fund. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio. Some of the Underlying Funds,
		however, may have portfolio turnover rates as high as 100% or more.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund does not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Fund (0.10%) and does not include Acquired Fund Fees and Expenses. "Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these
		assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	As a fund-of-funds, the Fund's principal investment strategy is to allocate assets among a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). The
Fund uses asset allocation strategies to determine how much to invest in the
Underlying Funds.

Generally, the Fund invests a larger portion of its assets in Underlying
Funds that invest in securities with a greater opportunity for capital growth, such as stocks, and generally has a higher level of risk than the Moderate
Growth Lifestyle Fund and the Conservative Growth Lifestyle Fund. The Fund's
indirect holdings are primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers. A portion of the Fund's indirect holdings may also include fixed-income securities of foreign issuers. The Fund's indirect holdings in fixed- income securities may include high yielding, high risk fixed-income securities (often referred to as "junk bonds").

Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:

                    -   domestic equity securities       45%- 70%
                    -   fixed-income securities          10%- 50%
                    -   international equity securities   5%- 25%
                    -   real estate securities            0%- 15%

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio.

The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. The sub-adviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying
Funds, in combination, to be appropriate for the Fund's investment objective.
The sub-adviser may change the asset allocation ranges and the particular
Underlying Funds in which the Fund may invest from time to time.

The Underlying Funds in which the Fund invests may engage in active and frequent
		trading of portfolio securities in an effort to achieve their investment objectives.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The risks of investing in the Fund include indirect risks associated with the
Fund's investments in Underlying Funds. The value of your investment in the Fund may be affected by one or more of the following risks, which are described in more detail in the sections "Additional Information About the Fund's Investment
Strategies and Investment Risks" and the "Investment Glossary" in the Prospectus,
any of which could cause the Fund's return, the price of the Fund's shares or the Fund's yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Fund from reaching its objective, which are not described here.

Active Trading Risk: The Underlying Funds may actively trade, which is associated with high portfolio turnover rates and which may result in higher transaction costs to the Underlying Fund. High portfolio turnover rates of the
Underlying Funds can adversely affect the Fund's performance. Active trading tends to be more pronounced during periods of increased market volatility.

Affiliated Fund Risk: In managing the Fund that invests in Underlying Funds, the sub-adviser has the authority to select and substitute the Underlying Funds. The sub-adviser may be subject to potential conflicts of interest in allocating the
Fund's assets among the various Underlying Funds because the sub-adviser receives fees in connection with its management of certain of the Underlying Funds.

Equity Securities Risk: The Underlying Funds may invest in equity securities, which are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may "call" a bond to repay it before its maturity date. An Underlying Fund may only be able to invest the bond's proceeds at lower interest rates, resulting in a decline in the Underlying Fund's income.

Credit Risk: The issuer of a fixed-income security owned by an Underlying Fund may be unable to make interest or principal payments.

Foreign Investment Risk: The Underlying Funds may invest in foreign securities.
Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Interest Rate Risk: The Underlying Funds may invest in fixed-income securities.
The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Investment Company Risk: The risks of the Fund owning shares of other investment companies such as the Underlying Funds involve substantially the same risks as investing directly in the securities held by the Underlying Funds. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund's performance. In addition, the total return from investments in other investment companies will be reduced by the operating expenses and fees of the investment company.

Large Capitalization Company Risk: The Underlying Funds may invest in large capitalization companies. Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Junk Bond Risk: The Underlying Funds may invest in high yielding, high risk fixed-income securities (often referred to as "junk bonds"), which typically involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities. Issuers of junk bonds are less secure financially and their securities are more sensitive to downturns in the economy. The market for junk bonds may not be as liquid as that for more highly rated securities.

Market Risk: The share price of the Underlying Funds and, as a result, the share price of the Fund can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling.
The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Model Risk: The Fund's asset allocation model may fail to produce the optimal portfolio allocation.

Real Estate Investments Risk: The Underlying Funds may invest in real estate securities. Securities of companies in the real estate industry are sensitive to several factors, such as changes in real estate values, interest rates, cash flow, occupancy rates, and greater company liabilities.

Small and Medium Capitalization Company Risk: The Underlying Funds may invest in small- and medium-capitalization companies. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of
		large companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
S&P 500® Index and a blended index. The blended index is comprised of the
Russell 3000® Index (54%), the MSCI EAFE Index (net) (13%), the Barclays U.S.
Aggregate Bond Index (25%) and the FTSE European Public Real Estate Association
("EPRA")/National Association of Real Estate Investment Trusts ("NAREIT")
Developed Index (8%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart below, the highest return for a quarter was 16.88% (quarter ending September 30, 2009) and the lowest return for a quarter was -17.12% (quarter ending December 31, 2008). For the year-to-date through
		September 30, 2012, the Fund's return was 12.48%.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the S&P 500 ® Index and a blended index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Aggressive Growth Lifestyle Fund (Prospectus Summary) | Aggressive Growth Lifestyle Fund | S&P 500®Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Aggressive Growth Lifestyle Fund (Prospectus Summary) | Aggressive Growth Lifestyle Fund | Blended Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index
1 Year	rr_AverageAnnualReturnYear01	0.63%
5 Years	rr_AverageAnnualReturnYear05	1.01%
10 Years	rr_AverageAnnualReturnYear10	5.09%
Aggressive Growth Lifestyle Fund (Prospectus Summary) | Aggressive Growth Lifestyle Fund | Aggressive Growth Lifestyle Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	503
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,126
Annual Return 2002	rr_AnnualReturn2002	(18.46%)
Annual Return 2003	rr_AnnualReturn2003	29.36%
Annual Return 2004	rr_AnnualReturn2004	13.45%
Annual Return 2005	rr_AnnualReturn2005	11.90%
Annual Return 2006	rr_AnnualReturn2006	14.00%
Annual Return 2007	rr_AnnualReturn2007	9.80%
Annual Return 2008	rr_AnnualReturn2008	(32.95%)
Annual Return 2009	rr_AnnualReturn2009	29.17%
Annual Return 2010	rr_AnnualReturn2010	15.92%
Annual Return 2011	rr_AnnualReturn2011	(0.17%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.12%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(0.17%)
5 Years	rr_AverageAnnualReturnYear05	1.93%
10 Years	rr_AverageAnnualReturnYear10	5.32%

[1]	The Total Annual Fund Operating Expenses for the Fund does not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Fund (0.10%) and does not include Acquired Fund Fees and Expenses. "Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.
[2]	The adviser has contractually agreed to waive receipt of its fees and/or reimburse the expenses of the Fund (excluding Acquired Fund Fees and Expenses) until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.10%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Capital Appreciation Fund (Prospectus Summary) | Capital Appreciation Fund
CAPITAL APPRECIATION FUND
Investment Objective
The Fund seeks long-term capital appreciation by investing primarily in a broadly diversified portfolio of stocks and other equity securities of U.S. companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Capital Appreciation Fund
Management Fees		0.55%
Other Expenses		0.52%
Total Annual Fund Operating Expenses		1.07%
Expense Reimbursement		0.22%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	0.85%
[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.85%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Capital Appreciation Fund	87	318	569	1,286

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 119% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests in the following types of equity securities of U.S. issuers:
common stocks, rights and warrants, securities convertible into or exchangeable for common stocks, and depositary receipts relating to equity securities.

The sub-adviser seeks to identify growth opportunities for the Fund. The sub-adviser looks for sectors and companies that it believes will outperform the overall market. The sub-adviser also looks for themes or patterns that it generally associates with growth companies, such as: significant fundamental changes, including changes in senior management; generation of a large free cash flow; proprietary products and services; and company share buyback programs.
The sub-adviser selects growth companies whose stocks appear to be available at a reasonable price relative to projected growth.

The Fund may engage in active and frequent trading of portfolio securities in an effort to achieve its investment objective.

The Fund may invest in the securities of issuers of any market capitalization.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Active Trading Risk: High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund's performance. Active trading tends to be more pronounced during periods of increased market volatility.

Convertible Securities Risk: Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values;
security values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Fund.

Depositary Receipts Risk: Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the
United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Equity Securities Risk: The Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes.
Individual stock prices fluctuate from day-to-day and may decline significantly.
The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Large Capitalization Company Risk: Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Small and Medium Capitalization Company Risk: The Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large companies.

Warrant Risk: A warrant entitles the holder to purchase a specified amount of securities at a pre-determined price. Warrants may not track the value of the securities the holder is entitled to purchase and may expire worthless if the market price of the securities is below the exercise price of the warrant.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell 1000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table.
If these amounts were reflected, returns would be less than those shown.
Of course, past performance is not necessarily an indication of how the
Fund will perform in the future.

The Boston Company Asset Management, LLC ("The Boston Company") assumed sub-advisory duties on December 5, 2011. From August 28, 2006 to December 2,
2011, Bridgeway Capital Management, Inc. served as sub-adviser to the Fund.
From January 1, 2002 to August 28, 2006, the Fund was sub-advised by Credit
Suisse Asset Management, LLC.

During the periods shown in the bar chart below, the highest return for a quarter was 13.98% (quarter ending June 30, 2003) and the lowest return for a quarter was -25.65% (quarter ending December 31, 2008). For the year-to-date through September 30, 2012, the Fund's return was 18.37%.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Capital Appreciation Fund	Fund	(1.89%)	(0.12%)	0.34%
Capital Appreciation Fund Russell 1000® Growth Index	Russell 1000® Growth Index	2.64%	2.50%	2.60%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
Capital Appreciation Fund (Prospectus Summary) | Capital Appreciation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAPITAL APPRECIATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation by investing primarily in a broadly diversified portfolio of stocks and other equity securities of U.S. companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account
		fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's
		portfolio turnover rate was 119% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these
		assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in the following types of equity securities of U.S. issuers:
common stocks, rights and warrants, securities convertible into or exchangeable for common stocks, and depositary receipts relating to equity securities.

The sub-adviser seeks to identify growth opportunities for the Fund. The sub-adviser looks for sectors and companies that it believes will outperform the overall market. The sub-adviser also looks for themes or patterns that it generally associates with growth companies, such as: significant fundamental changes, including changes in senior management; generation of a large free cash flow; proprietary products and services; and company share buyback programs.
The sub-adviser selects growth companies whose stocks appear to be available at a reasonable price relative to projected growth.

The Fund may engage in active and frequent trading of portfolio securities in an effort to achieve its investment objective.

		The Fund may invest in the securities of issuers of any market capitalization.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Active Trading Risk: High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund's performance. Active trading tends to be more pronounced during periods of increased market volatility.

Convertible Securities Risk: Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values;
security values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Fund.

Depositary Receipts Risk: Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the
United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Equity Securities Risk: The Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes.
Individual stock prices fluctuate from day-to-day and may decline significantly.
The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Large Capitalization Company Risk: Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Small and Medium Capitalization Company Risk: The Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large companies.

Warrant Risk: A warrant entitles the holder to purchase a specified amount of securities at a pre-determined price. Warrants may not track the value of the securities the holder is entitled to purchase and may expire worthless if the
		market price of the securities is below the exercise price of the warrant.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell 1000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table.
If these amounts were reflected, returns would be less than those shown.
Of course, past performance is not necessarily an indication of how the
Fund will perform in the future.

The Boston Company Asset Management, LLC ("The Boston Company") assumed sub-advisory duties on December 5, 2011. From August 28, 2006 to December 2,
2011, Bridgeway Capital Management, Inc. served as sub-adviser to the Fund.
From January 1, 2002 to August 28, 2006, the Fund was sub-advised by Credit
Suisse Asset Management, LLC.

During the periods shown in the bar chart below, the highest return for a quarter was 13.98% (quarter ending June 30, 2003) and the lowest return for a quarter was -25.65% (quarter ending December 31, 2008). For the year-to-date
		through September 30, 2012, the Fund's return was 18.37%.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell 1000 ® Growth Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Capital Appreciation Fund (Prospectus Summary) | Capital Appreciation Fund | Russell 1000® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Capital Appreciation Fund (Prospectus Summary) | Capital Appreciation Fund | Capital Appreciation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,286
Annual Return 2002	rr_AnnualReturn2002	(30.74%)
Annual Return 2003	rr_AnnualReturn2003	25.96%
Annual Return 2004	rr_AnnualReturn2004	9.25%
Annual Return 2005	rr_AnnualReturn2005	3.43%
Annual Return 2006	rr_AnnualReturn2006	5.62%
Annual Return 2007	rr_AnnualReturn2007	19.93%
Annual Return 2008	rr_AnnualReturn2008	(44.17%)
Annual Return 2009	rr_AnnualReturn2009	32.30%
Annual Return 2010	rr_AnnualReturn2010	14.35%
Annual Return 2011	rr_AnnualReturn2011	(1.89%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.65%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(1.89%)
5 Years	rr_AverageAnnualReturnYear05	(0.12%)
10 Years	rr_AverageAnnualReturnYear10	0.34%

[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.85%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Conservative Growth Lifestyle Fund (Prospectus Summary) | Conservative Growth Lifestyle Fund
CONSERVATIVE GROWTH LIFESTYLE FUND
Investment Objective
The Fund seeks current income and low to moderate growth of capital through investments in a combination of the Funds of VC II and VALIC Company I ("VC I"),
another investment company managed by The Variable Annuity Life Insurance
Company ("Underlying Funds").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), as defined herein, in which the Fund is offered.
As an investor in the Fund, you pay the expenses of the Fund and indirectly pay a proportionate share of the expenses of the Underlying Funds. Please see your
Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Conservative Growth Lifestyle Fund
Management Fees		0.10%
Other Expenses		0.08%
Acquired Fund Fees and Expenses		0.78%
Total Annual Fund Operating Expenses		0.96%
Expense Reimbursement		0.08%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1][2]	0.88%
[1]	The Total Annual Fund Operating Expenses for the Fund does not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Fund (0.10%) and does not include Acquired Fund Fees and Expenses. "Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.
[2]	The adviser has contractually agreed to reimburse the expenses of the Fund (excluding Acquired Fund Fees and Expenses) until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.10%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Conservative Growth Lifestyle Fund	90	298	523	1,171

Portfolio Turnover
The Fund, which operates as a fund-of-funds, does not pay transaction costs when it buys and sells shares of the Underlying Funds (or "turns over" its portfolio).
An Underlying Fund pays transaction costs, such as commissions, when it turns over its portfolio and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the performance of both the Underlying Fund and the Fund. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio. Some of the Underlying Funds, however, may have portfolio turnover rates as high as 100% or more.
Principal Investment Strategies of the Fund
As a fund-of-funds, the Fund's principal investment strategy is to allocate assets among a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds).
The Fund invests a larger portion of its assets in Underlying Funds that invest in securities that generate current income, and generally has a lower risk level than the Aggressive Growth Lifestyle Fund and Moderate Growth
Lifestyle Fund.

The Fund's indirect holdings are primarily in fixed-income securities of domestic and foreign issuers and in equity securities of domestic companies.
The Underlying Funds also invest, to a limited extent, in equity securities of foreign issuers and lower rated fixed-income securities (often referred to as "junk bonds").

Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:

                  -   fixed-income securities           55%-90%
                  -   domestic equity securities        10%-35%
                  -   international equity securities    0%-20%
                  -   real estate securities              0%-6%

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio.

The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. The sub-adviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. The sub-adviser may change the asset allocation ranges and the particular Underlying
Funds in which the Fund may invest from time to time.

The Underlying Funds in which the Fund invests may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The risks of investing in the Fund include indirect risks associated with the
Fund's investments in Underlying Funds. The value of your investment in the Fund may be affected by one or more of the following risks, which are described in more detail in the sections "Additional Information About the Fund's Investment
Strategies and Investment Risks" and the "Investment Glossary" in the Prospectus,
any of which could cause the Fund's return, the price of the Fund's shares or the Fund's yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Fund from reaching its objective, which are not described here.

Active Trading Risk: The Underlying Funds may actively trade, which is associated with high portfolio turnover rates and which may result in higher transaction costs to the Underlying Fund. High portfolio turnover rates of the Underlying Funds can adversely affect the Fund's performance. Active trading tends to be more pronounced during periods of increased market volatility.

Affiliated Fund Risk: In managing the Fund that invests in Underlying Funds, the sub-adviser has the authority to select and substitute the Underlying Funds. The sub-adviser may be subject to potential conflicts of interest in allocating the
Fund's assets among the various Underlying Funds because the sub-adviser receives fees in connection with its management of certain of the Underlying Funds.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may "call" a bond to repay it before its maturity date. An Underlying Fund may only be able to invest the bond's proceeds at lower interest rates, resulting in a decline in the Underlying Fund's income.

Credit Risk: The issuer of a fixed-income security owned by an Underlying Fund may be unable to make interest or principal payments.

Equity Securities Risk: The Underlying Funds may invest in equity securities, which are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Foreign Investment Risk: The Underlying Funds may invest in foreign securities.
Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Interest Rate Risk: The Underlying Funds may invest in fixed-income securities.
The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Investment Company Risk: The risks of the Fund owning shares of other investment companies such as the Underlying Funds involve substantially the same risks as investing directly in the securities held by the Underlying Funds. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund's performance. In addition, the total return from investments in other investment companies will be reduced by the operating expenses and fees of the investment company.

Large Capitalization Company Risk: The Underlying Funds may invest in large capitalization companies. Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Junk Bond Risk: The Underlying Funds may invest in high yielding, high risk fixed-income securities (often referred to as "junk bonds"), which typically involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities because issuers of lower rated fixed-income securities. Issuers of junk bonds are less secure financially and their securities are more sensitive to downturns in the economy. The market for junk bonds may not be as liquid as that for more highly rated securities.

Market Risk: The share price of the Underlying Funds and, as a result, the share price of the Fund can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Model Risk: The Fund's asset allocation model may fail to produce the optimal portfolio allocation.

Real Estate Investments Risk: The Underlying Funds may invest in real estate securities. Securities of companies in the real estate industry are sensitive to several factors, such as changes in real estate values, interest rates, cash flow, occupancy rates, and greater company liabilities.

Small and Medium Capitalization Company Risk: The Underlying Funds may invest in small- and medium-capitalization companies. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large companies.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
S&P 500® and a blended index. The blended index is comprised of the Russell
3000® Index (24%), the MSCI EAFE Index (net) (8%), the Barclays U.S. Aggregate
Bond Index (65%) and the FTSE European Public Real Estate Association ("EPRA")/
National Association of Real Estate Investment Trusts ("NAREIT") Developed Index
(3%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart below, the highest return for a quarter was 12.83% (quarter ending September 30, 2009) and the lowest return for a quarter was -7.79% (quarter ending December 31, 2008). For the year-to-date through
September 30, 2012, the Fund's return was 9.96%.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Conservative Growth Lifestyle Fund	Fund	3.43%	4.42%	5.78%
Conservative Growth Lifestyle Fund S&P 500®Index	S&P 500® Index	2.11%	(0.25%)	2.92%
Conservative Growth Lifestyle Fund Blended Index	Blended Index	4.42%	4.15%	5.66%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
Conservative Growth Lifestyle Fund (Prospectus Summary) | Conservative Growth Lifestyle Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CONSERVATIVE GROWTH LIFESTYLE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income and low to moderate growth of capital through investments in a combination of the Funds of VC II and VALIC Company I ("VC I"),
another investment company managed by The Variable Annuity Life Insurance
		Company ("Underlying Funds").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), as defined herein, in which the Fund is offered.
As an investor in the Fund, you pay the expenses of the Fund and indirectly pay a proportionate share of the expenses of the Underlying Funds. Please see your
		Variable Contract prospectus for more details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund, which operates as a fund-of-funds, does not pay transaction costs when it buys and sells shares of the Underlying Funds (or "turns over" its portfolio).
An Underlying Fund pays transaction costs, such as commissions, when it turns over its portfolio and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the performance of both the Underlying Fund and the Fund. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio. Some of the Underlying Funds,
		however, may have portfolio turnover rates as high as 100% or more.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund does not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Fund (0.10%) and does not include Acquired Fund Fees and Expenses. "Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these
		assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	As a fund-of-funds, the Fund's principal investment strategy is to allocate assets among a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds).
The Fund invests a larger portion of its assets in Underlying Funds that invest in securities that generate current income, and generally has a lower risk level than the Aggressive Growth Lifestyle Fund and Moderate Growth
Lifestyle Fund.

The Fund's indirect holdings are primarily in fixed-income securities of domestic and foreign issuers and in equity securities of domestic companies.
The Underlying Funds also invest, to a limited extent, in equity securities of foreign issuers and lower rated fixed-income securities (often referred to as "junk bonds").

Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:

                  -   fixed-income securities           55%-90%
                  -   domestic equity securities        10%-35%
                  -   international equity securities    0%-20%
                  -   real estate securities              0%-6%

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio.

The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. The sub-adviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. The sub-adviser may change the asset allocation ranges and the particular Underlying
Funds in which the Fund may invest from time to time.

The Underlying Funds in which the Fund invests may engage in active and frequent
		trading of portfolio securities in an effort to achieve their investment objectives.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The risks of investing in the Fund include indirect risks associated with the
Fund's investments in Underlying Funds. The value of your investment in the Fund may be affected by one or more of the following risks, which are described in more detail in the sections "Additional Information About the Fund's Investment
Strategies and Investment Risks" and the "Investment Glossary" in the Prospectus,
any of which could cause the Fund's return, the price of the Fund's shares or the Fund's yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Fund from reaching its objective, which are not described here.

Active Trading Risk: The Underlying Funds may actively trade, which is associated with high portfolio turnover rates and which may result in higher transaction costs to the Underlying Fund. High portfolio turnover rates of the Underlying Funds can adversely affect the Fund's performance. Active trading tends to be more pronounced during periods of increased market volatility.

Affiliated Fund Risk: In managing the Fund that invests in Underlying Funds, the sub-adviser has the authority to select and substitute the Underlying Funds. The sub-adviser may be subject to potential conflicts of interest in allocating the
Fund's assets among the various Underlying Funds because the sub-adviser receives fees in connection with its management of certain of the Underlying Funds.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may "call" a bond to repay it before its maturity date. An Underlying Fund may only be able to invest the bond's proceeds at lower interest rates, resulting in a decline in the Underlying Fund's income.

Credit Risk: The issuer of a fixed-income security owned by an Underlying Fund may be unable to make interest or principal payments.

Equity Securities Risk: The Underlying Funds may invest in equity securities, which are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Foreign Investment Risk: The Underlying Funds may invest in foreign securities.
Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Interest Rate Risk: The Underlying Funds may invest in fixed-income securities.
The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Investment Company Risk: The risks of the Fund owning shares of other investment companies such as the Underlying Funds involve substantially the same risks as investing directly in the securities held by the Underlying Funds. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund's performance. In addition, the total return from investments in other investment companies will be reduced by the operating expenses and fees of the investment company.

Large Capitalization Company Risk: The Underlying Funds may invest in large capitalization companies. Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Junk Bond Risk: The Underlying Funds may invest in high yielding, high risk fixed-income securities (often referred to as "junk bonds"), which typically involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities because issuers of lower rated fixed-income securities. Issuers of junk bonds are less secure financially and their securities are more sensitive to downturns in the economy. The market for junk bonds may not be as liquid as that for more highly rated securities.

Market Risk: The share price of the Underlying Funds and, as a result, the share price of the Fund can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Model Risk: The Fund's asset allocation model may fail to produce the optimal portfolio allocation.

Real Estate Investments Risk: The Underlying Funds may invest in real estate securities. Securities of companies in the real estate industry are sensitive to several factors, such as changes in real estate values, interest rates, cash flow, occupancy rates, and greater company liabilities.

Small and Medium Capitalization Company Risk: The Underlying Funds may invest in small- and medium-capitalization companies. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of
		large companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
S&P 500® and a blended index. The blended index is comprised of the Russell
3000® Index (24%), the MSCI EAFE Index (net) (8%), the Barclays U.S. Aggregate
Bond Index (65%) and the FTSE European Public Real Estate Association ("EPRA")/
National Association of Real Estate Investment Trusts ("NAREIT") Developed Index
(3%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart below, the highest return for a quarter was 12.83% (quarter ending September 30, 2009) and the lowest return for a quarter was -7.79% (quarter ending December 31, 2008). For the year-to-date through
		September 30, 2012, the Fund's return was 9.96%.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the S&P 500 ® and a blended index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Conservative Growth Lifestyle Fund (Prospectus Summary) | Conservative Growth Lifestyle Fund | S&P 500®Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Conservative Growth Lifestyle Fund (Prospectus Summary) | Conservative Growth Lifestyle Fund | Blended Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index
1 Year	rr_AverageAnnualReturnYear01	4.42%
5 Years	rr_AverageAnnualReturnYear05	4.15%
10 Years	rr_AverageAnnualReturnYear10	5.66%
Conservative Growth Lifestyle Fund (Prospectus Summary) | Conservative Growth Lifestyle Fund | Conservative Growth Lifestyle Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.88%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	298
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	523
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,171
Annual Return 2002	rr_AnnualReturn2002	(5.04%)
Annual Return 2003	rr_AnnualReturn2003	17.12%
Annual Return 2004	rr_AnnualReturn2004	9.14%
Annual Return 2005	rr_AnnualReturn2005	6.24%
Annual Return 2006	rr_AnnualReturn2006	9.63%
Annual Return 2007	rr_AnnualReturn2007	7.12%
Annual Return 2008	rr_AnnualReturn2008	(18.33%)
Annual Return 2009	rr_AnnualReturn2009	20.89%
Annual Return 2010	rr_AnnualReturn2010	13.47%
Annual Return 2011	rr_AnnualReturn2011	3.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.79%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	3.43%
5 Years	rr_AverageAnnualReturnYear05	4.42%
10 Years	rr_AverageAnnualReturnYear10	5.78%

[1]	The Total Annual Fund Operating Expenses for the Fund does not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Fund (0.10%) and does not include Acquired Fund Fees and Expenses. "Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.
[2]	The adviser has contractually agreed to reimburse the expenses of the Fund (excluding Acquired Fund Fees and Expenses) until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.10%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Core Bond Fund (Prospectus Summary) | Core Bond Fund
CORE BOND FUND
Investment Objective
The Fund seeks the highest possible total return consistent with conservation of capital through investments in medium- to high-quality fixed-income securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Core Bond Fund
Management Fees		0.46%
Other Expenses		0.40%
Total Annual Fund Operating Expenses		0.86%
Expense Reimbursement		0.09%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	0.77%
[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.77%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Core Bond Fund	79	265	468	1,052

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 177% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of net assets in medium- to high-quality fixed-income securities, including corporate debt securities of domestic and foreign companies, or in securities issued or guaranteed by the U.S. Government, mortgage-backed or asset-backed securities. A significant portion of the Fund's U.S. government securities may be issued or guaranteed by the Federal National Mortgage Association ("FNMA"), the Federal
Home Loan Mortgage Corporation ("FHLMC") or the Government National Mortgage
Association ("GNMA").

Although the Fund invests primarily in medium- to high-quality fixed-income securities, which are considered investment-grade, up to 20% of its net assets may be invested in lower-quality fixed-income securities (often referred to as
"junk bonds"), which are considered below investment-grade. A fixed-income security will be considered investment-grade if it is rated Baa3 or higher by
Moody's Investor Services, Inc. or BBB- or higher by Standard & Poor's Ratings
Services or determined to be of comparable quality by the sub-adviser.

A portion of the Fund's assets may be invested in U.S. dollar-denominated fixed-income securities issued by foreign issuers, although the Fund currently intends to limit these investments to no more than 40% of its total assets.
These fixed-income securities are rated investment grade or higher at the time of investment. However, the sub-adviser is not required to dispose of a security if its rating is downgraded.

Up to 20% of the Fund's net assets may be invested in interest-bearing short-term investments, such as commercial paper, bankers' acceptances, bank certificates of deposit, and other cash equivalents and cash.

The Fund's investment strategy relies on many short-term factors, including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund may engage in active and frequent trading of portfolio securities in an effort to achieve its investment objective.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Active Trading Risk: High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund's performance. Active trading tends to be more pronounced during periods of increased market volatility.

Credit Risk: The issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Interest Rate Risk: The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Junk Bond Risk: High yielding, high risk fixed-income securities (often referred to as "junk bonds"), may involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities because issuers of lower rated fixed-income securities are less secure financially and their securities are more sensitive to downturns in the economy. The market for lower rated fixed-income securities may not be as liquid as that for more highly rated securities.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Mortgage Risk: Mortgage-related securities are similar to other debt securities in that they are subject to credit risk and interest rate risk. Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be non-guaranteed securities issued by private issuers.
These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Fund to invest the proceeds in less attractive investments or increase the volatility of their prices.

Non-Mortgage Asset-Backed Securities Risk: Certain non-mortgage asset-backed securities are issued by private parties rather than the U.S. Government or its agencies or government-sponsored entities. If a private issuer fails to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

U.S. Government Obligations Risk: Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S.
Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Barclays U.S. Aggregate Bond Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart below, the highest return for a quarter was 7.06% (quarter ending September 30, 2009) and the lowest return for a quarter was -3.17% (quarter ending September 30, 2008). For the year-to-date through
September 30, 2012, the Fund's return was 6.60%.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Core Bond Fund	Fund	6.21%	5.95%	5.45%
Core Bond Fund Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index	7.84%	6.50%	5.78%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
Core Bond Fund (Prospectus Summary) | Core Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CORE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks the highest possible total return consistent with conservation of capital through investments in medium- to high-quality fixed-income securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account
		fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 177% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	177.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these
		assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of net assets in medium- to high-quality fixed-income securities, including corporate debt securities of domestic and foreign companies, or in securities issued or guaranteed by the U.S. Government, mortgage-backed or asset-backed securities. A significant portion of the Fund's U.S. government securities may be issued or guaranteed by the Federal National Mortgage Association ("FNMA"), the Federal
Home Loan Mortgage Corporation ("FHLMC") or the Government National Mortgage
Association ("GNMA").

Although the Fund invests primarily in medium- to high-quality fixed-income securities, which are considered investment-grade, up to 20% of its net assets may be invested in lower-quality fixed-income securities (often referred to as
"junk bonds"), which are considered below investment-grade. A fixed-income security will be considered investment-grade if it is rated Baa3 or higher by
Moody's Investor Services, Inc. or BBB- or higher by Standard & Poor's Ratings
Services or determined to be of comparable quality by the sub-adviser.

A portion of the Fund's assets may be invested in U.S. dollar-denominated fixed-income securities issued by foreign issuers, although the Fund currently intends to limit these investments to no more than 40% of its total assets.
These fixed-income securities are rated investment grade or higher at the time of investment. However, the sub-adviser is not required to dispose of a security if its rating is downgraded.

Up to 20% of the Fund's net assets may be invested in interest-bearing short-term investments, such as commercial paper, bankers' acceptances, bank certificates of deposit, and other cash equivalents and cash.

The Fund's investment strategy relies on many short-term factors, including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund may engage in active and frequent trading of portfolio securities in
		an effort to achieve its investment objective.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Active Trading Risk: High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund's performance. Active trading tends to be more pronounced during periods of increased market volatility.

Credit Risk: The issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Interest Rate Risk: The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Junk Bond Risk: High yielding, high risk fixed-income securities (often referred to as "junk bonds"), may involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities because issuers of lower rated fixed-income securities are less secure financially and their securities are more sensitive to downturns in the economy. The market for lower rated fixed-income securities may not be as liquid as that for more highly rated securities.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Mortgage Risk: Mortgage-related securities are similar to other debt securities in that they are subject to credit risk and interest rate risk. Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be non-guaranteed securities issued by private issuers.
These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Fund to invest the proceeds in less attractive investments or increase the volatility of their prices.

Non-Mortgage Asset-Backed Securities Risk: Certain non-mortgage asset-backed securities are issued by private parties rather than the U.S. Government or its agencies or government-sponsored entities. If a private issuer fails to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

U.S. Government Obligations Risk: Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S.
Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to
		greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Barclays U.S. Aggregate Bond Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart below, the highest return for a quarter was 7.06% (quarter ending September 30, 2009) and the lowest return for a quarter was -3.17% (quarter ending September 30, 2008). For the year-to-date through
		September 30, 2012, the Fund's return was 6.60%.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Barclays U.S. Aggregate Bond Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Core Bond Fund (Prospectus Summary) | Core Bond Fund | Barclays U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Core Bond Fund (Prospectus Summary) | Core Bond Fund | Core Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.77%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	468
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,052
Annual Return 2002	rr_AnnualReturn2002	8.88%
Annual Return 2003	rr_AnnualReturn2003	4.01%
Annual Return 2004	rr_AnnualReturn2004	4.80%
Annual Return 2005	rr_AnnualReturn2005	2.20%
Annual Return 2006	rr_AnnualReturn2006	4.94%
Annual Return 2007	rr_AnnualReturn2007	3.87%
Annual Return 2008	rr_AnnualReturn2008	(4.79%)
Annual Return 2009	rr_AnnualReturn2009	15.99%
Annual Return 2010	rr_AnnualReturn2010	9.59%
Annual Return 2011	rr_AnnualReturn2011	6.21%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.17%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	6.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.45%

[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.77%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

High Yield Bond Fund (Prospectus Summary) | High Yield Bond Fund
HIGH YIELD BOND FUND
Investment Objective
The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed-income securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		High Yield Bond Fund
Management Fees		0.63%
Other Expenses		0.39%
Total Annual Fund Operating Expenses		1.02%
Expense Reimbursement		0.06%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	0.96%
[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.96%. The contractual expense limitation will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
High Yield Bond Fund	98	319	557	1,242

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies of the Fund
At least 80% of the Fund's net assets are invested, under normal circumstances, in high-yield, below-investment grade fixed-income securities (often referred to as "junk bonds"). These securities are rated below Baa3 by Moody's Investor
Services, Inc. ("Moody's") or BBB- by Standard & Poor's Ratings Services ("S&P")
or determined to be of comparable quality by the sub-adviser. Up to 15% of net assets can be rated below Caa3 by Moody's or CCC- by S&P. The Fund may also invest up to 35% of its net assets in below-investment grade foreign fixed-income securities.

To balance this risk, the Fund may invest up to 20% of its net assets in investment grade fixed-income securities, those rated Baa3 or higher by Moody's and BBB- or higher by S&P.

The sub-adviser combines top-down macroeconomic themes with bottom-up research ideas on individual securities to achieve the Fund's objective.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Junk Bond Risk: High yielding, high risk fixed-income securities, or junk bonds, may involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities because issuers of lower rated fixed-income securities are less secure financially and their securities are more sensitive to downturns in the economy. The market for lower rated fixed-income securities may not be as liquid as that for more highly rated securities.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may "call" a bond to repay it before its maturity date. The Fund may only be able to invest the bond's proceeds at lower interest rates, resulting in a decline in the Fund's income.

Credit Risk: The issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Interest Rate Risk: The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Citigroup High-Yield Market Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Wellington Management Company, LLP ("Wellington Management") assumed sub-advisory duties on July 24, 2009. From January 1, 2002 to July 24, 2009, AIG Global
Investment Corp. served as sub-adviser to the Fund.

During the periods shown in the bar chart below, the highest return for a quarter was 18.66% (quarter ending June 30, 2009) and the lowest return for a quarter was -23.37% (quarter ending December 31, 2008). For the year-to-date through September 30, 2012, the Fund's return was 10.59%.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
High Yield Bond Fund	Fund	4.41%	3.47%	7.76%
High Yield Bond Fund Citigroup High-Yield Market Index	Citigroup High-Yield Market Index	5.52%	7.15%	8.68%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
High Yield Bond Fund (Prospectus Summary) | High Yield Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HIGH YIELD BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed-income securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details
		on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 38% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these
		assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	At least 80% of the Fund's net assets are invested, under normal circumstances, in high-yield, below-investment grade fixed-income securities (often referred to as "junk bonds"). These securities are rated below Baa3 by Moody's Investor
Services, Inc. ("Moody's") or BBB- by Standard & Poor's Ratings Services ("S&P")
or determined to be of comparable quality by the sub-adviser. Up to 15% of net assets can be rated below Caa3 by Moody's or CCC- by S&P. The Fund may also invest up to 35% of its net assets in below-investment grade foreign fixed-income securities.

To balance this risk, the Fund may invest up to 20% of its net assets in investment grade fixed-income securities, those rated Baa3 or higher by Moody's and BBB- or higher by S&P.

The sub-adviser combines top-down macroeconomic themes with bottom-up research
		ideas on individual securities to achieve the Fund's objective.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Junk Bond Risk: High yielding, high risk fixed-income securities, or junk bonds, may involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities because issuers of lower rated fixed-income securities are less secure financially and their securities are more sensitive to downturns in the economy. The market for lower rated fixed-income securities may not be as liquid as that for more highly rated securities.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may "call" a bond to repay it before its maturity date. The Fund may only be able to invest the bond's proceeds at lower interest rates, resulting in a decline in the Fund's income.

Credit Risk: The issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Interest Rate Risk: The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity
		securities tend to be more volatile than those of fixed-income securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Citigroup High-Yield Market Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Wellington Management Company, LLP ("Wellington Management") assumed sub-advisory duties on July 24, 2009. From January 1, 2002 to July 24, 2009, AIG Global
Investment Corp. served as sub-adviser to the Fund.

During the periods shown in the bar chart below, the highest return for a quarter was 18.66% (quarter ending June 30, 2009) and the lowest return for a quarter was -23.37% (quarter ending December 31, 2008). For the year-to-date
		through September 30, 2012, the Fund's return was 10.59%.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Citigroup High-Yield Market Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
High Yield Bond Fund (Prospectus Summary) | High Yield Bond Fund | Citigroup High-Yield Market Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup High-Yield Market Index
1 Year	rr_AverageAnnualReturnYear01	5.52%
5 Years	rr_AverageAnnualReturnYear05	7.15%
10 Years	rr_AverageAnnualReturnYear10	8.68%
High Yield Bond Fund (Prospectus Summary) | High Yield Bond Fund | High Yield Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.96%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	319
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	557
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,242
Annual Return 2002	rr_AnnualReturn2002	(1.82%)
Annual Return 2003	rr_AnnualReturn2003	29.98%
Annual Return 2004	rr_AnnualReturn2004	15.88%
Annual Return 2005	rr_AnnualReturn2005	7.24%
Annual Return 2006	rr_AnnualReturn2006	12.33%
Annual Return 2007	rr_AnnualReturn2007	1.47%
Annual Return 2008	rr_AnnualReturn2008	(31.29%)
Annual Return 2009	rr_AnnualReturn2009	43.50%
Annual Return 2010	rr_AnnualReturn2010	13.52%
Annual Return 2011	rr_AnnualReturn2011	4.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.37%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	4.41%
5 Years	rr_AverageAnnualReturnYear05	3.47%
10 Years	rr_AverageAnnualReturnYear10	7.76%

[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.96%. The contractual expense limitation will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

International Opportunities Fund (Prospectus Summary) | International Opportunities Fund
INTERNATIONAL OPPORTUNITIES FUND
Investment Objective
The Fund seeks to provide long-term capital appreciation through equity and equity-related investments of small to mid cap companies throughout the world, excluding the United States.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the
Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		International Opportunities Fund
Management Fees		0.82%
Other Expenses		0.49%
Total Annual Fund Operating Expenses		1.31%
Expense Reimbursement		0.31%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.00%
[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 1.00%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
International Opportunities Fund	102	385	688	1,552

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 164% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, at least 80% of the Fund's net assets will be invested in equity and equity-related securities of small to mid cap companies throughout the world, excluding the United States. The Fund will invest primarily in small to mid cap companies whose capitalization, at the time of purchase, does not exceed U.S. $10.0 billion. The Fund may hold foreign currencies and non-dollar denominated foreign securities. The Fund also invests in depositary receipts, which are instruments issued by a bank that represent an interest in a foreign issuer's securities.

The Fund is not limited in the amount it invests in any one country or region.
The sub-advisers will try to select a wide range of industries and companies and may invest in developing or emerging market countries.

UBS Global AM employs a bottom-up, growth-focused approach that seeks to invest in companies with accelerating earnings growth due to positive fundamental change, with evidence of a sustainable catalyst and improving relative price strength.

UBS Global AM does not employ a currency overlay strategy, but rather considers currency implications as a component in security selection.

Massachusetts Financial Services Company("MFS") focuses on investing the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiples of current earnings.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Depositary Receipts Risk: Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United
States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Geographic Concentration Risk: If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Small and Medium Capitalization Company Risk: Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.
Securities of medium sized companies are usually more volatile and entail greater risks than securities of large companies. In addition, small and medium sized companies may be traded in over-the-counter (OTC) markets as opposed to being traded on an exchange. OTC securities may trade less frequently and in smaller volume than exchange-listed stocks, which may cause these securities to be more volatile than exchange-listed stocks and may make it more difficult to buy and sell these securities at prevailing market prices. The Fund determines relative market capitalizations using U.S. standards. Accordingly, the Fund's non-U.S.
investments may have large capitalizations relative to market capitalizations of companies based outside the United States.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
MSCI EAFE Small Cap Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

MFS assumed co-sub-advisory duties of the Fund on June 20, 2012. UBS Global
Asset Management (Americas) Inc. ("UBS Global AM") assumed co-sub-advisory duties of the Fund on December 5, 2011. Invesco Advisers, Inc. ("Invesco")
served as co-sub-adviser of the Fund from December 14, 2009 to June 20, 2012.
Invesco Asset Management Ltd. ("IAML") served as sub-sub-adviser to the Fund pursuant to a sub-sub-advisory agreement between Invesco and IAML effective
December 14, 2009 through June 20, 2012. PineBridge Investments, LLC (and its predecessors) was sub-adviser to the Fund from October 11, 2004 to December 2,
2011. The Fund was sub-advised by Putnam Investment Management, LLC from
January 1, 2002 through October 8, 2004.

MFS and UBS Global AM each manage approximately 50% of the Fund's assets. The percentage of the Fund's assets each sub-adviser manages may change from time-to-time at the discretion of Fund's investment adviser, The Variable
Annuity Life Insurance Company ("VALIC").

During the periods shown in the bar chart below, the highest return for a quarter was 21.35% (quarter ending June 30, 2009) and the lowest return for a quarter was -22.67% (quarter ending September 30, 2008). For the year-to-date through September 30, 2012, the Fund's return was 15.00%.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
International Opportunities Fund	Fund	(19.62%)	(5.55%)	3.97%
International Opportunities Fund MSCI EAFE Small Cap Index (net)	MSCI EAFE Small Cap Index (net)	(15.94%)	(4.14%)	9.01%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
International Opportunities Fund (Prospectus Summary) | International Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation through equity and equity-related investments of small to mid cap companies throughout the world, excluding the United States.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the
Fund is offered. Please see your Variable Contract prospectus for more
		details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 164% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	164.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these
		assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, at least 80% of the Fund's net assets will be invested in equity and equity-related securities of small to mid cap companies throughout the world, excluding the United States. The Fund will invest primarily in small to mid cap companies whose capitalization, at the time of purchase, does not exceed U.S. $10.0 billion. The Fund may hold foreign currencies and non-dollar denominated foreign securities. The Fund also invests in depositary receipts, which are instruments issued by a bank that represent an interest in a foreign issuer's securities.

The Fund is not limited in the amount it invests in any one country or region.
The sub-advisers will try to select a wide range of industries and companies and may invest in developing or emerging market countries.

UBS Global AM employs a bottom-up, growth-focused approach that seeks to invest in companies with accelerating earnings growth due to positive fundamental change, with evidence of a sustainable catalyst and improving relative price strength.

UBS Global AM does not employ a currency overlay strategy, but rather considers currency implications as a component in security selection.

Massachusetts Financial Services Company("MFS") focuses on investing the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may
		also be considered.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiples of current earnings.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Depositary Receipts Risk: Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United
States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Geographic Concentration Risk: If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Small and Medium Capitalization Company Risk: Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.
Securities of medium sized companies are usually more volatile and entail greater risks than securities of large companies. In addition, small and medium sized companies may be traded in over-the-counter (OTC) markets as opposed to being traded on an exchange. OTC securities may trade less frequently and in smaller volume than exchange-listed stocks, which may cause these securities to be more volatile than exchange-listed stocks and may make it more difficult to buy and sell these securities at prevailing market prices. The Fund determines relative market capitalizations using U.S. standards. Accordingly, the Fund's non-U.S.
investments may have large capitalizations relative to market capitalizations
		of companies based outside the United States.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
MSCI EAFE Small Cap Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

MFS assumed co-sub-advisory duties of the Fund on June 20, 2012. UBS Global
Asset Management (Americas) Inc. ("UBS Global AM") assumed co-sub-advisory duties of the Fund on December 5, 2011. Invesco Advisers, Inc. ("Invesco")
served as co-sub-adviser of the Fund from December 14, 2009 to June 20, 2012.
Invesco Asset Management Ltd. ("IAML") served as sub-sub-adviser to the Fund pursuant to a sub-sub-advisory agreement between Invesco and IAML effective
December 14, 2009 through June 20, 2012. PineBridge Investments, LLC (and its predecessors) was sub-adviser to the Fund from October 11, 2004 to December 2,
2011. The Fund was sub-advised by Putnam Investment Management, LLC from
January 1, 2002 through October 8, 2004.

MFS and UBS Global AM each manage approximately 50% of the Fund's assets. The percentage of the Fund's assets each sub-adviser manages may change from time-to-time at the discretion of Fund's investment adviser, The Variable
Annuity Life Insurance Company ("VALIC").

During the periods shown in the bar chart below, the highest return for a quarter was 21.35% (quarter ending June 30, 2009) and the lowest return for a quarter was -22.67% (quarter ending September 30, 2008). For the year-to-date
		through September 30, 2012, the Fund's return was 15.00%.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the MSCI EAFE Small Cap Index (net).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
International Opportunities Fund (Prospectus Summary) | International Opportunities Fund | MSCI EAFE Small Cap Index (net)
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Small Cap Index (net)
1 Year	rr_AverageAnnualReturnYear01	(15.94%)
5 Years	rr_AverageAnnualReturnYear05	(4.14%)
10 Years	rr_AverageAnnualReturnYear10	9.01%
International Opportunities Fund (Prospectus Summary) | International Opportunities Fund | International Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	385
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	688
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,552
Annual Return 2002	rr_AnnualReturn2002	(17.41%)
Annual Return 2003	rr_AnnualReturn2003	28.04%
Annual Return 2004	rr_AnnualReturn2004	19.34%
Annual Return 2005	rr_AnnualReturn2005	29.46%
Annual Return 2006	rr_AnnualReturn2006	20.23%
Annual Return 2007	rr_AnnualReturn2007	5.86%
Annual Return 2008	rr_AnnualReturn2008	(41.41%)
Annual Return 2009	rr_AnnualReturn2009	25.58%
Annual Return 2010	rr_AnnualReturn2010	20.04%
Annual Return 2011	rr_AnnualReturn2011	(19.62%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.67%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(19.62%)
5 Years	rr_AverageAnnualReturnYear05	(5.55%)
10 Years	rr_AverageAnnualReturnYear10	3.97%

[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 1.00%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Large Cap Value Fund (Prospectus Summary) | Large Cap Value Fund
LARGE CAP VALUE FUND
Investment Objective
The Fund seeks to provide total returns that exceed over time the Russell 1000® Value Index ("Index") through investment in equity securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Large Cap Value Fund
Management Fees		0.50%
Other Expenses		0.43%
Total Annual Fund Operating Expenses		0.93%
Expense Reimbursement		0.12%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	0.81%
[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.81%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Large Cap Value Fund	83	284	503	1,132

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 62% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of net assets in a portfolio comprised of equity securities of large market capitalization companies traded in the U.S. that are deemed to be attractive by the portfolio management team.

Generally, large-cap companies will include companies whose market capitalizations, at the time of purchase, are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on
May 31, 2012, the market capitalization range of the companies in the Russell 1000®
Index was approximately $1.354 billion to $540 billion.

The Index is a sub-index of the Russell 3000® Index. The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization. The Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, focusing on those with lower price-to-book ratios and lower forecasted growth values.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes.
Individual stock prices fluctuate from day-to-day and may decline significantly.
The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Value Style Risk: Generally, "value" stocks are stocks of companies that a sub-adviser believes are currently undervalued in the marketplace. A sub-adviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall or may not approach the value the sub-adviser has placed on it.

Large Capitalization Company Risk: Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell 1000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Janus Capital Management, LLC ("Janus") and The Boston Company Asset
Management, Inc. ("The Boston Company") assumed co-sub-advisory duties of the Fund on June 7, 2010. Perkins Investment Management, LLC ("Perkins")
began to serve as a sub-sub-adviser to the Fund pursuant to a sub-sub-advisory agreement between Janus and Perkins effective June 7, 2010. From inception through June 7, 2010, the Fund was sub-advised by SSgA Funds Management, Inc.

The Boston Company manages approximately 70% of the Fund's assets and
Janus/Perkins manages approximately 30% of the Fund's assets. The percentage of the Fund's assets each sub-adviser manages may change from time-to-time at the discretion of Fund's investment adviser, The Variable Annuity Life Insurance
Company ("VALIC").

During the periods shown in the bar chart below, the highest return for a quarter was 16.26% (quarter ending June 30, 2003) and the lowest return for a quarter was
-20.41% (quarter ending December 31, 2008). For the year-to-date through September
30, 2012, the Fund's return was 14.14%.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Large Cap Value Fund	Fund	(4.38%)	(4.44%)	2.74%
Large Cap Value Fund Russell 1000® Value Index	Russell 1000® Value Index	0.39%	(2.64%)	3.89%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
Large Cap Value Fund (Prospectus Summary) | Large Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGE CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total returns that exceed over time the Russell 1000® Value Index ("Index") through investment in equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account
		fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 62% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these
		assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of net assets in a portfolio comprised of equity securities of large market capitalization companies traded in the U.S. that are deemed to be attractive by the portfolio management team.

Generally, large-cap companies will include companies whose market capitalizations, at the time of purchase, are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on
May 31, 2012, the market capitalization range of the companies in the Russell 1000®
Index was approximately $1.354 billion to $540 billion.

The Index is a sub-index of the Russell 3000® Index. The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization. The Index measures the performance of the 1,000 largest companies in the Russell 3000® Index,
		focusing on those with lower price-to-book ratios and lower forecasted growth values.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes.
Individual stock prices fluctuate from day-to-day and may decline significantly.
The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Value Style Risk: Generally, "value" stocks are stocks of companies that a sub-adviser believes are currently undervalued in the marketplace. A sub-adviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall or may not approach the value the sub-adviser has placed on it.

Large Capitalization Company Risk: Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity
		securities tend to be more volatile than those of fixed-income securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell 1000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Janus Capital Management, LLC ("Janus") and The Boston Company Asset
Management, Inc. ("The Boston Company") assumed co-sub-advisory duties of the Fund on June 7, 2010. Perkins Investment Management, LLC ("Perkins")
began to serve as a sub-sub-adviser to the Fund pursuant to a sub-sub-advisory agreement between Janus and Perkins effective June 7, 2010. From inception through June 7, 2010, the Fund was sub-advised by SSgA Funds Management, Inc.

The Boston Company manages approximately 70% of the Fund's assets and
Janus/Perkins manages approximately 30% of the Fund's assets. The percentage of the Fund's assets each sub-adviser manages may change from time-to-time at the discretion of Fund's investment adviser, The Variable Annuity Life Insurance
Company ("VALIC").

During the periods shown in the bar chart below, the highest return for a quarter was 16.26% (quarter ending June 30, 2003) and the lowest return for a quarter was
-20.41% (quarter ending December 31, 2008). For the year-to-date through September
		30, 2012, the Fund's return was 14.14%.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell 1000 ® Value Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Large Cap Value Fund (Prospectus Summary) | Large Cap Value Fund | Russell 1000® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	3.89%
Large Cap Value Fund (Prospectus Summary) | Large Cap Value Fund | Large Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.81%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	503
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,132
Annual Return 2002	rr_AnnualReturn2002	(11.99%)
Annual Return 2003	rr_AnnualReturn2003	27.48%
Annual Return 2004	rr_AnnualReturn2004	13.56%
Annual Return 2005	rr_AnnualReturn2005	8.86%
Annual Return 2006	rr_AnnualReturn2006	18.57%
Annual Return 2007	rr_AnnualReturn2007	3.06%
Annual Return 2008	rr_AnnualReturn2008	(36.72%)
Annual Return 2009	rr_AnnualReturn2009	10.19%
Annual Return 2010	rr_AnnualReturn2010	15.94%
Annual Return 2011	rr_AnnualReturn2011	(4.38%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.41%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	(4.44%)
10 Years	rr_AverageAnnualReturnYear10	2.74%

[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.81%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Mid Cap Growth Fund (Prospectus Summary) | Mid Cap Growth Fund
MID CAP GROWTH FUND
Investment Objective
The Fund seeks long-term capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Mid Cap Growth Fund
Management Fees		0.75%
Other Expenses		0.43%
Total Annual Fund Operating Expenses		1.18%
Expense Reimbursement		0.33%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	0.85%
[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.85%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Mid Cap Growth Fund	87	342	617	1,402

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 131% of the average value of its portfolio.
Principal Investment Strategies of the Fund
This Fund invests, under normal circumstances, at least 80% of net assets in the equity securities and equity related instruments of medium capitalization companies. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap Index to the market capitalization of the largest company in the Russell Midcap Index during the most recent 12-month period. As of the most recent annual reconstitution of the
Russell Midcap Index on May 31, 2012, the market capitalization range of the companies in the Index was $1.354 billion to $17.398 billion.

The Fund invests primarily in common stocks of companies that the sub-adviser believes have the potential for long-term, above-average earnings growth.

The sub-adviser combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The sub-adviser considers, among other factors:

  • overall economic and market conditions; and

  • the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The sub-adviser may sell a security when the security's price reaches a target set by the sub-adviser, if the sub-adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive, or for other reasons.

Up to 20% of the Fund's net assets may be invested in other domestic equity securities, including common and preferred stocks and convertible securities.
In addition, the Fund may invest in equity securities of small capitalization companies. The Fund, from time to time, may have significant investments in one or more particular sectors.

The Fund may invest up to 25% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depository receipts. Depository receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. The
Fund does not consider American Depositary Receipts or Canadian securities to be foreign securities.

The Fund may also invest in convertible securities. The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Fund may engage in active and frequent trading of portfolio securities in an effort to achieve its investment objective.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiples of current earnings.

Active Trading Risk: High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund's performance. Active trading tends to be more pronounced during periods of increased market volatility.

Convertible Securities Risk: Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values;
security values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Fund.

Depositary Receipts Risk: Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United
States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Mid-Capitalization Company Risk: Investing primarily in medium capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of medium capitalization companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

Small Capitalization Company Risk: Investing primarily in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Special-Situations Risk: Small companies and emerging growth companies are often involved in "special situations." Securities of special situation companies may decline in value and adversely affect the fund's performance if the anticipated benefits of the special situation do not materialize.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell Midcap® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Columbia Management Investment Advisers, LLC ("Columbia") assumed sub-advisory duties on December 1, 2010. From September 29, 2000 to November 30, 2010,
Invesco Advisers, Inc. (and its affiliated entities) was the Fund's sub-adviser.

During the periods shown in the bar chart below, the highest return for a quarter was 19.34% (quarter ending September 30, 2009) and the lowest return for a quarter was -26.68% (quarter ending December 31, 2008). For the year-to-date through
September 30, 2012, the Fund's return was 12.58%.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Mid Cap Growth Fund	Fund	(5.10%)	0.26%	3.51%
Mid Cap Growth Fund Russell Midcap® Growth Index	Russell Midcap® Growth Index	(1.65%)	2.44%	5.29%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
Mid Cap Growth Fund (Prospectus Summary) | Mid Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MID CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and
		securities convertible into common stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account
		fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 131% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these
		assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	This Fund invests, under normal circumstances, at least 80% of net assets in the equity securities and equity related instruments of medium capitalization companies. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap Index to the market capitalization of the largest company in the Russell Midcap Index during the most recent 12-month period. As of the most recent annual reconstitution of the
Russell Midcap Index on May 31, 2012, the market capitalization range of the companies in the Index was $1.354 billion to $17.398 billion.

The Fund invests primarily in common stocks of companies that the sub-adviser believes have the potential for long-term, above-average earnings growth.

The sub-adviser combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The sub-adviser considers, among other factors:

  • overall economic and market conditions; and

  • the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The sub-adviser may sell a security when the security's price reaches a target set by the sub-adviser, if the sub-adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive, or for other reasons.

Up to 20% of the Fund's net assets may be invested in other domestic equity securities, including common and preferred stocks and convertible securities.
In addition, the Fund may invest in equity securities of small capitalization companies. The Fund, from time to time, may have significant investments in one or more particular sectors.

The Fund may invest up to 25% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depository receipts. Depository receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. The
Fund does not consider American Depositary Receipts or Canadian securities to be foreign securities.

The Fund may also invest in convertible securities. The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Fund may engage in active and frequent trading of portfolio securities in an
		effort to achieve its investment objective.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiples of current earnings.

Active Trading Risk: High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund's performance. Active trading tends to be more pronounced during periods of increased market volatility.

Convertible Securities Risk: Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values;
security values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Fund.

Depositary Receipts Risk: Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United
States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Mid-Capitalization Company Risk: Investing primarily in medium capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of medium capitalization companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

Small Capitalization Company Risk: Investing primarily in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Special-Situations Risk: Small companies and emerging growth companies are often involved in "special situations." Securities of special situation companies may decline in value and adversely affect the fund's performance if the anticipated
		benefits of the special situation do not materialize.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell Midcap® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Columbia Management Investment Advisers, LLC ("Columbia") assumed sub-advisory duties on December 1, 2010. From September 29, 2000 to November 30, 2010,
Invesco Advisers, Inc. (and its affiliated entities) was the Fund's sub-adviser.

During the periods shown in the bar chart below, the highest return for a quarter was 19.34% (quarter ending September 30, 2009) and the lowest return for a quarter was -26.68% (quarter ending December 31, 2008). For the year-to-date through
		September 30, 2012, the Fund's return was 12.58%.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell Midcap®Growth Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Mid Cap Growth Fund (Prospectus Summary) | Mid Cap Growth Fund | Russell Midcap® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	5.29%
Mid Cap Growth Fund (Prospectus Summary) | Mid Cap Growth Fund | Mid Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	342
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,402
Annual Return 2002	rr_AnnualReturn2002	(30.23%)
Annual Return 2003	rr_AnnualReturn2003	38.44%
Annual Return 2004	rr_AnnualReturn2004	12.68%
Annual Return 2005	rr_AnnualReturn2005	11.25%
Annual Return 2006	rr_AnnualReturn2006	15.06%
Annual Return 2007	rr_AnnualReturn2007	13.93%
Annual Return 2008	rr_AnnualReturn2008	(46.82%)
Annual Return 2009	rr_AnnualReturn2009	43.67%
Annual Return 2010	rr_AnnualReturn2010	22.19%
Annual Return 2011	rr_AnnualReturn2011	(5.10%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.68%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(5.10%)
5 Years	rr_AverageAnnualReturnYear05	0.26%
10 Years	rr_AverageAnnualReturnYear10	3.51%

[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.85%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Mid Cap Value Fund (Prospectus Summary) | Mid Cap Value Fund
MID CAP VALUE FUND
Investment Objective
The Fund seeks capital growth, through investment in equity securities of medium capitalization companies using a value-oriented investment approach.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the
Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Mid Cap Value Fund
Management Fees		0.71%
Other Expenses		0.40%
Total Annual Fund Operating Expenses		1.11%
Expense Reimbursement		0.06%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.05%
[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 1.05%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Mid Cap Value Fund	107	347	606	1,346

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of net assets in equity securities of mid-capitalization companies. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the
Russell Midcap® Index to the market capitalization of the largest company in the
Russell Midcap® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell Midcap® Index on May 31, 2012, the
market capitalization range of the companies in the Index was $1.354 billion to
$17.398 billion.

The sub-advisers use value-oriented investment approaches to identify companies in which to invest the Fund's assets. Generally, the sub-advisers select stocks that they believe meet one or more of the following criteria: (1) are undervalued relative to other securities in the same industry or market, (2) exhibit good or improving fundamentals, or (3) exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

The Fund may invest up to 20% of its total assets in foreign securities. The
Fund may also invest in Depositary Receipts, which are instruments issued by a bank that represent an interest in a foreign issuer's securities.

The sub-advisers may routinely hold up to 20% of the Fund's assets in cash, U.S.
Government securities and repurchase agreements while seeking to make opportunistic investments in companies that the portfolio managers believe to represent special situations, such as when a company is undergoing change that might cause its market value to grow at a rate faster than the market generally.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. A sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes.
Individual stock prices fluctuate from day-to-day and may decline significantly.
The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Value Style Risk: Generally, "value" stocks are stocks of companies that a sub-adviser believes are currently undervalued in the marketplace. A sub-adviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall or may not approach the value the sub-adviser has placed on it.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Depositary Receipts Risk: Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United
States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Mid-Capitalization Company Risk: Investing primarily in medium capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of medium capitalization companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Risks of Investing in Money Market Securities: An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Special Situations Risk: Small- and medium-sized companies are often involved in
"special situations." Securities of such companies may decline in value and adversely affect the Fund's performance if the anticipated benefits of the special situation do not materialize.

U.S. Government Obligations Risk: Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S.
Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell Midcap®Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Wellington Management Company, LLP ("Wellington Management") assumed sub-advisory duties on January 1, 2002. Tocqueville Asset Management, LP ("Tocqueville") was
added as additional sub-adviser effective March 21, 2011. Robeco assumed co-sub-advisory duties on December 5, 2011. From November 7, 2005 to December 2,
2011, the Fund was co-sub-advised by Nuveen, previously named FAF Advisors.

Wellington Management manages approximately 45% of the Fund's assets, Tocqueville manages approximately 30% of the Fund's assets and Robeco manages approximately
25% of the Fund's assets. The percentage of the Fund's assets each sub-adviser manages may change from time-to-time at the discretion of Fund's investment adviser, The Variable Annuity Life Insurance Company ("VALIC").

During the periods shown in the bar chart below, the highest return for a quarter was 21.26% (quarter ending June 30, 2003) and the lowest return for a quarter was -22.35% (quarter ending September 30, 2011). For the year-to-date through September 30, 2012, the Fund's return was 15.14%.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Mid Cap Value Fund	Fund	(8.79%)	(0.80%)	5.81%
Mid Cap Value Fund Russell Midcap® Value Index	Russell Midcap® Value Index	(1.38%)	0.04%	7.67%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
Mid Cap Value Fund (Prospectus Summary) | Mid Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MID CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth, through investment in equity securities of medium capitalization companies using a value-oriented investment approach.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the
Fund is offered. Please see your Variable Contract prospectus for more
		details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these
		assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of net assets in equity securities of mid-capitalization companies. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the
Russell Midcap® Index to the market capitalization of the largest company in the
Russell Midcap® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell Midcap® Index on May 31, 2012, the
market capitalization range of the companies in the Index was $1.354 billion to
$17.398 billion.

The sub-advisers use value-oriented investment approaches to identify companies in which to invest the Fund's assets. Generally, the sub-advisers select stocks that they believe meet one or more of the following criteria: (1) are undervalued relative to other securities in the same industry or market, (2) exhibit good or improving fundamentals, or (3) exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

The Fund may invest up to 20% of its total assets in foreign securities. The
Fund may also invest in Depositary Receipts, which are instruments issued by a bank that represent an interest in a foreign issuer's securities.

The sub-advisers may routinely hold up to 20% of the Fund's assets in cash, U.S.
Government securities and repurchase agreements while seeking to make opportunistic investments in companies that the portfolio managers believe to represent special situations, such as when a company is undergoing change that might cause its market
		value to grow at a rate faster than the market generally.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. A sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes.
Individual stock prices fluctuate from day-to-day and may decline significantly.
The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Value Style Risk: Generally, "value" stocks are stocks of companies that a sub-adviser believes are currently undervalued in the marketplace. A sub-adviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall or may not approach the value the sub-adviser has placed on it.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Depositary Receipts Risk: Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United
States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Mid-Capitalization Company Risk: Investing primarily in medium capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of medium capitalization companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Risks of Investing in Money Market Securities: An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Special Situations Risk: Small- and medium-sized companies are often involved in
"special situations." Securities of such companies may decline in value and adversely affect the Fund's performance if the anticipated benefits of the special situation do not materialize.

U.S. Government Obligations Risk: Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S.
Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to
		greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell Midcap®Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Wellington Management Company, LLP ("Wellington Management") assumed sub-advisory duties on January 1, 2002. Tocqueville Asset Management, LP ("Tocqueville") was
added as additional sub-adviser effective March 21, 2011. Robeco assumed co-sub-advisory duties on December 5, 2011. From November 7, 2005 to December 2,
2011, the Fund was co-sub-advised by Nuveen, previously named FAF Advisors.

Wellington Management manages approximately 45% of the Fund's assets, Tocqueville manages approximately 30% of the Fund's assets and Robeco manages approximately
25% of the Fund's assets. The percentage of the Fund's assets each sub-adviser manages may change from time-to-time at the discretion of Fund's investment adviser, The Variable Annuity Life Insurance Company ("VALIC").

During the periods shown in the bar chart below, the highest return for a quarter was 21.26% (quarter ending June 30, 2003) and the lowest return for a quarter was -22.35% (quarter ending September 30, 2011). For the year-to-date
		through September 30, 2012, the Fund's return was 15.14%.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell Midcap®Value Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Mid Cap Value Fund (Prospectus Summary) | Mid Cap Value Fund | Russell Midcap® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Value Index
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
5 Years	rr_AverageAnnualReturnYear05	0.04%
10 Years	rr_AverageAnnualReturnYear10	7.67%
Mid Cap Value Fund (Prospectus Summary) | Mid Cap Value Fund | Mid Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.71%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,346
Annual Return 2002	rr_AnnualReturn2002	(13.96%)
Annual Return 2003	rr_AnnualReturn2003	43.36%
Annual Return 2004	rr_AnnualReturn2004	16.26%
Annual Return 2005	rr_AnnualReturn2005	9.40%
Annual Return 2006	rr_AnnualReturn2006	16.74%
Annual Return 2007	rr_AnnualReturn2007	2.80%
Annual Return 2008	rr_AnnualReturn2008	(38.69%)
Annual Return 2009	rr_AnnualReturn2009	36.77%
Annual Return 2010	rr_AnnualReturn2010	22.20%
Annual Return 2011	rr_AnnualReturn2011	(8.79%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.35%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(8.79%)
5 Years	rr_AverageAnnualReturnYear05	(0.80%)
10 Years	rr_AverageAnnualReturnYear10	5.81%

[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 1.05%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Moderate Growth Lifestyle Fund (Prospectus Summary) | Moderate Growth Lifestyle Fund
MODERATE GROWTH LIFESTYLE FUND
Investment Objective
The Fund seeks growth and current income through investments in a combination of Funds of VC II and VALIC Company I ("VC I"), another investment company managed by The Variable Annuity Life Insurance Company ("VALIC") ("Underlying
Funds").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), as defined herein, in which the Fund is offered.
As an investor in the Fund, you pay the expenses of the Fund and indirectly pay a proportionate share of the expenses of the Underlying Funds. Please see your
Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Moderate Growth Lifestyle Fund
Management Fees		0.10%
Other Expenses		0.06%
Acquired Fund Fees and Expenses		0.76%
Total Annual Fund Operating Expenses		0.92%
Expense Reimbursement		0.06%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1][2]	0.86%
[1]	The Total Annual Fund Operating Expenses for the Fund does not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the Fund's annual report, which reflects the net operating expenses of the Fund (0.10%) and does not include Acquired Fund Fees and Expenses. "Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.
[2]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.10%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Moderate Growth Lifestyle Fund	88	287	503	1,126

Portfolio Turnover
The Fund, which operates as a fund-of-funds, does not pay transaction costs when it buys and sells shares of the Underlying Funds (or "turns over" its portfolio).
An Underlying Fund pays transaction costs, such as commissions, when it turns over its portfolio) and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the performance of both the Underlying Fund and the Fund. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio. Some of the Underlying Funds, however, may have portfolio turnover rates as high as 100% or more.
Principal Investment Strategies of the Fund
As a fund-of-funds, the Fund's principal investment strategy is to allocate assets among a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). The Fund invests its assets in Underlying Funds that invest in securities that seek growth of capital, such as stocks, and securities that generate current income, such as bonds and U.S. government-issued securities. The Fund generally has a lower level of risk than the Aggressive Growth Lifestyle Fund but a greater level of risk than the Conservative Growth Lifestyle Fund.

The Fund's indirect holdings are primarily in domestic and foreign fixed-income securities and equity securities of domestic large-capitalization companies. The
Fund's indirect holdings may also include foreign and domestic equity securities of medium- and small-capitalization companies and lower rated fixed-income securities (often referred to as "junk bonds").

Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:

                 -    fixed-income securities             30%-70%
                 -    domestic equity securities          30%-50%
                 -    international equity securities      0%-20%
                 -    real estate securities               0%-10%

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund.
The sub-adviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. The sub-adviser may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

The Underlying Funds in which the Fund invests may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The risks of investing in the Fund include indirect risks associated with the
Fund's investments in Underlying Funds. The value of your investment in the Fund may be affected by one or more of the following risks, which are described in more detail in the sections "Additional Information About the Fund's Investment
Strategies and Investment Risks" and the "Investment Glossary" in the
Prospectus, any of which could cause the Fund's return, the price of the Fund's shares or the Fund's yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Fund from reaching its objective, which are not described here.

Active Trading Risk: The Underlying Funds may actively trade, which is associated with high portfolio turnover rates and which may result in higher transaction costs to the Underlying Fund. High portfolio turnover rates of the Underlying
Funds can adversely affect the Fund's performance. Active trading tends to be more pronounced during periods of increased market volatility.

Affiliated Fund Risk: In managing the Fund that invests in Underlying Funds, the sub-adviser has the authority to select and substitute the Underlying Funds. The sub-adviser may be subject to potential conflicts of interest in allocating the
Fund's assets among the various Underlying Funds because the sub-adviser receives fees in connection with its management of certain of the Underlying Funds.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may "call" a bond to repay it before its maturity date. An Underlying Fund may only be able to invest the bond's proceeds at lower interest rates, resulting in a decline in the Underlying Fund's income.

Credit Risk: The issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Equity Securities Risk: The Underlying Funds may invest in equity securities, which are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Foreign Investment Risk: The Underlying Funds may invest in foreign securities.
Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Interest Rate Risk: The Underlying Funds may invest in fixed-income securities.
The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Investment Company Risk: The risks of the Fund owning shares of other investment companies such as the Underlying Funds involve substantially the same risks as investing directly in the securities held by the Underlying Funds. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund's performance. In addition, the total return from investments in other investment companies will be reduced by the operating expenses and fees of the investment company.

Large Capitalization Company Risk: The Underlying Funds may invest in large capitalization companies. Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Junk Bond Risk: The Underlying Funds may invest in high yielding, high risk fixed-income securities (often referred to as "junk bonds"), which typically involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities. Issuers of junk bonds are less secure financially and their securities are more sensitive to downturns in the economy. The market for junk bonds may not be as liquid as that for more highly rated securities.

Market Risk: The share price of the Underlying Funds and, as a result, the share price of the Fund can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling.
The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Model Risk: The Fund's asset allocation model may fail to produce the optimal portfolio allocation.

Real Estate Investments Risk: The Underlying Funds may invest in real estate securities. Securities of companies in the real estate industry are sensitive to several factors, such as changes in real estate values, interest rates, cash flow, occupancy rates, and greater company liabilities.

Small and Medium Capitalization Company Risk: The Underlying Funds may invest in small- and medium-capitalization companies. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large companies.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
S&P 500® Index and a blended index. The blended index is comprised of the
Russell 3000® Index (40%), the MSCI EAFE Index (net) (10%), the Barclays U.S.
Aggregate Bond Index (45%) and the FTSE European Public Real Estate Association
("EPRA") / National Association of Real Estate Investment Trusts ("NAREIT")
Developed Index (5%).

Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart below, the highest return for a quarter was 14.96% (quarter ending September 30, 2009) and the lowest return for a quarter was -12.67% (quarter ending December 31, 2008). For the year-to-date through
September 30, 2012, the Fund's return was 11.41%.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Moderate Growth Lifestyle Fund	Fund	1.25%	3.35%	5.74%
Moderate Growth Lifestyle Fund S&P 500®Index	S&P 500® Index	2.11%	0.25%	2.92%
Moderate Growth Lifestyle Fund Blended Index	Blended Index	2.68%	2.70%	5.40%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
Moderate Growth Lifestyle Fund (Prospectus Summary) | Moderate Growth Lifestyle Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MODERATE GROWTH LIFESTYLE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth and current income through investments in a combination of Funds of VC II and VALIC Company I ("VC I"), another investment company managed by The Variable Annuity Life Insurance Company ("VALIC") ("Underlying
		Funds").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), as defined herein, in which the Fund is offered.
As an investor in the Fund, you pay the expenses of the Fund and indirectly pay a proportionate share of the expenses of the Underlying Funds. Please see your
		Variable Contract prospectus for more details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund, which operates as a fund-of-funds, does not pay transaction costs when it buys and sells shares of the Underlying Funds (or "turns over" its portfolio).
An Underlying Fund pays transaction costs, such as commissions, when it turns over its portfolio) and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the performance of both the Underlying Fund and the Fund. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio. Some of the Underlying Funds,
		however, may have portfolio turnover rates as high as 100% or more.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund does not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the Fund's annual report, which reflects the net operating expenses of the Fund (0.10%) and does not include Acquired Fund Fees and Expenses. "Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these
		assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	As a fund-of-funds, the Fund's principal investment strategy is to allocate assets among a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). The Fund invests its assets in Underlying Funds that invest in securities that seek growth of capital, such as stocks, and securities that generate current income, such as bonds and U.S. government-issued securities. The Fund generally has a lower level of risk than the Aggressive Growth Lifestyle Fund but a greater level of risk than the Conservative Growth Lifestyle Fund.

The Fund's indirect holdings are primarily in domestic and foreign fixed-income securities and equity securities of domestic large-capitalization companies. The
Fund's indirect holdings may also include foreign and domestic equity securities of medium- and small-capitalization companies and lower rated fixed-income securities (often referred to as "junk bonds").

Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:

                 -    fixed-income securities             30%-70%
                 -    domestic equity securities          30%-50%
                 -    international equity securities      0%-20%
                 -    real estate securities               0%-10%

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund.
The sub-adviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. The sub-adviser may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

The Underlying Funds in which the Fund invests may engage in active and frequent
		trading of portfolio securities in an effort to achieve their investment objectives.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The risks of investing in the Fund include indirect risks associated with the
Fund's investments in Underlying Funds. The value of your investment in the Fund may be affected by one or more of the following risks, which are described in more detail in the sections "Additional Information About the Fund's Investment
Strategies and Investment Risks" and the "Investment Glossary" in the
Prospectus, any of which could cause the Fund's return, the price of the Fund's shares or the Fund's yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Fund from reaching its objective, which are not described here.

Active Trading Risk: The Underlying Funds may actively trade, which is associated with high portfolio turnover rates and which may result in higher transaction costs to the Underlying Fund. High portfolio turnover rates of the Underlying
Funds can adversely affect the Fund's performance. Active trading tends to be more pronounced during periods of increased market volatility.

Affiliated Fund Risk: In managing the Fund that invests in Underlying Funds, the sub-adviser has the authority to select and substitute the Underlying Funds. The sub-adviser may be subject to potential conflicts of interest in allocating the
Fund's assets among the various Underlying Funds because the sub-adviser receives fees in connection with its management of certain of the Underlying Funds.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may "call" a bond to repay it before its maturity date. An Underlying Fund may only be able to invest the bond's proceeds at lower interest rates, resulting in a decline in the Underlying Fund's income.

Credit Risk: The issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Equity Securities Risk: The Underlying Funds may invest in equity securities, which are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Foreign Investment Risk: The Underlying Funds may invest in foreign securities.
Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Interest Rate Risk: The Underlying Funds may invest in fixed-income securities.
The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Investment Company Risk: The risks of the Fund owning shares of other investment companies such as the Underlying Funds involve substantially the same risks as investing directly in the securities held by the Underlying Funds. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund's performance. In addition, the total return from investments in other investment companies will be reduced by the operating expenses and fees of the investment company.

Large Capitalization Company Risk: The Underlying Funds may invest in large capitalization companies. Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Junk Bond Risk: The Underlying Funds may invest in high yielding, high risk fixed-income securities (often referred to as "junk bonds"), which typically involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities. Issuers of junk bonds are less secure financially and their securities are more sensitive to downturns in the economy. The market for junk bonds may not be as liquid as that for more highly rated securities.

Market Risk: The share price of the Underlying Funds and, as a result, the share price of the Fund can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling.
The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Model Risk: The Fund's asset allocation model may fail to produce the optimal portfolio allocation.

Real Estate Investments Risk: The Underlying Funds may invest in real estate securities. Securities of companies in the real estate industry are sensitive to several factors, such as changes in real estate values, interest rates, cash flow, occupancy rates, and greater company liabilities.

Small and Medium Capitalization Company Risk: The Underlying Funds may invest in small- and medium-capitalization companies. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of
		large companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
S&P 500® Index and a blended index. The blended index is comprised of the
Russell 3000® Index (40%), the MSCI EAFE Index (net) (10%), the Barclays U.S.
Aggregate Bond Index (45%) and the FTSE European Public Real Estate Association
("EPRA") / National Association of Real Estate Investment Trusts ("NAREIT")
Developed Index (5%).

Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart below, the highest return for a quarter was 14.96% (quarter ending September 30, 2009) and the lowest return for a quarter was -12.67% (quarter ending December 31, 2008). For the year-to-date through
		September 30, 2012, the Fund's return was 11.41%.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the S&P 500 ® Index and a blended index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Moderate Growth Lifestyle Fund (Prospectus Summary) | Moderate Growth Lifestyle Fund | S&P 500®Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	0.25%
10 Years	rr_AverageAnnualReturnYear10	2.92%
Moderate Growth Lifestyle Fund (Prospectus Summary) | Moderate Growth Lifestyle Fund | Blended Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index
1 Year	rr_AverageAnnualReturnYear01	2.68%
5 Years	rr_AverageAnnualReturnYear05	2.70%
10 Years	rr_AverageAnnualReturnYear10	5.40%
Moderate Growth Lifestyle Fund (Prospectus Summary) | Moderate Growth Lifestyle Fund | Moderate Growth Lifestyle Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	503
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,126
Annual Return 2002	rr_AnnualReturn2002	(10.41%)
Annual Return 2003	rr_AnnualReturn2003	23.36%
Annual Return 2004	rr_AnnualReturn2004	11.19%
Annual Return 2005	rr_AnnualReturn2005	8.69%
Annual Return 2006	rr_AnnualReturn2006	11.00%
Annual Return 2007	rr_AnnualReturn2007	8.89%
Annual Return 2008	rr_AnnualReturn2008	(26.18%)
Annual Return 2009	rr_AnnualReturn2009	26.10%
Annual Return 2010	rr_AnnualReturn2010	14.87%
Annual Return 2011	rr_AnnualReturn2011	1.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.67%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	3.35%
10 Years	rr_AverageAnnualReturnYear10	5.74%

[1]	The Total Annual Fund Operating Expenses for the Fund does not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the Fund's annual report, which reflects the net operating expenses of the Fund (0.10%) and does not include Acquired Fund Fees and Expenses. "Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.
[2]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.10%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Money Market II Fund (Prospectus Summary) | Money Market II Fund
MONEY MARKET II FUND
Investment Objective
The Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Money Market II Fund
Management Fees		0.25%
Other Expenses		0.40%
Total Annual Fund Operating Expenses		0.65%
Expense Reimbursement		0.10%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	0.55%
[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.55%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Money Market II Fund	56	198	352	801

Principal Investment Strategies of the Fund
The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. Such securities must mature, after giving effect to any demand features, in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. This is in accordance with Rule 2a-7 of the Investment Company Act of
1940. These practices are designed to minimize any fluctuation in the value of the Fund's portfolio.

The investments this Fund may buy include:

  • Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

  • Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion;

  • Commercial paper sold by corporations and finance companies;

  • Corporate debt obligations with remaining maturities of 13 months or less;

  • Repurchase agreements;

  • Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets);

  • Asset-backed securities;

  • Adjustable rate securities;

  • Variable rate demand notes; and

• Illiquid securities (limited to 5% of the Fund's net assets).
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. Although the Fund seeks to preserve the value of your investment at
$1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Because of the following principal risks the value of your investment may fluctuate and you could lose money:

The following is a summary of the principal risks of investing in the Fund.

Credit Risk: The issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Financial Services Exposure Risk: A substantial portion of the Fund's portfolio may be comprised of money market instruments issued by banks. As a result, events affecting issuers in the financial services industry, including changes in government regulation and interest rates and economic downturns, may impact the creditworthiness of such issuers or their ability to honor their financial obligations. These events could have a negative impact on the Fund.

Interest Rate Risk: The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Risks of Investing in Money Market Securities: An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

U.S. Government Obligations Risk: Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Citi Treasury 3 Month Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart below, the highest return for a quarter was 1.21% (quarter ending December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ending March 31, 2011). For the year-to-date through September
30, 2012, the Fund's return was 0.01%.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Money Market II Fund	Fund	0.01%	1.43%	1.71%
Money Market II Fund Citi Treasury 3 Month Index	Citi Treasury 3 Month Index	0.08%	1.36%	1.85%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
Money Market II Fund (Prospectus Summary) | Money Market II Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MONEY MARKET II FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account
		fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these
		assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. Such securities must mature, after giving effect to any demand features, in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. This is in accordance with Rule 2a-7 of the Investment Company Act of
1940. These practices are designed to minimize any fluctuation in the value of the Fund's portfolio.

The investments this Fund may buy include:

  • Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

  • Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion;

  • Commercial paper sold by corporations and finance companies;

  • Corporate debt obligations with remaining maturities of 13 months or less;

  • Repurchase agreements;

  • Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets);

  • Asset-backed securities;

  • Adjustable rate securities;

  • Variable rate demand notes; and

		• Illiquid securities (limited to 5% of the Fund's net assets).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. Although the Fund seeks to preserve the value of your investment at
$1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Because of the following principal risks the value of your investment may fluctuate and you could lose money:

The following is a summary of the principal risks of investing in the Fund.

Credit Risk: The issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Financial Services Exposure Risk: A substantial portion of the Fund's portfolio may be comprised of money market instruments issued by banks. As a result, events affecting issuers in the financial services industry, including changes in government regulation and interest rates and economic downturns, may impact the creditworthiness of such issuers or their ability to honor their financial obligations. These events could have a negative impact on the Fund.

Interest Rate Risk: The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Risks of Investing in Money Market Securities: An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

U.S. Government Obligations Risk: Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities
		issued or guaranteed by the U.S. Treasury.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Citi Treasury 3 Month Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart below, the highest return for a quarter was 1.21% (quarter ending December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ending March 31, 2011). For the year-to-date through September
		30, 2012, the Fund's return was 0.01%.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Citi Treasury 3 Month Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Money Market II Fund (Prospectus Summary) | Money Market II Fund | Citi Treasury 3 Month Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citi Treasury 3 Month Index
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	1.36%
10 Years	rr_AverageAnnualReturnYear10	1.85%
Money Market II Fund (Prospectus Summary) | Money Market II Fund | Money Market II Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	198
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	352
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	801
Annual Return 2002	rr_AnnualReturn2002	1.26%
Annual Return 2003	rr_AnnualReturn2003	0.62%
Annual Return 2004	rr_AnnualReturn2004	0.83%
Annual Return 2005	rr_AnnualReturn2005	2.72%
Annual Return 2006	rr_AnnualReturn2006	4.58%
Annual Return 2007	rr_AnnualReturn2007	4.63%
Annual Return 2008	rr_AnnualReturn2008	2.24%
Annual Return 2009	rr_AnnualReturn2009	0.35%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10	1.71%

[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.55%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Small Cap Growth Fund (Prospectus Summary) | Small Cap Growth Fund
SMALL CAP GROWTH FUND
Investment Objective
The Fund seeks to provide long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Small Cap Growth Fund
Management Fees		0.85%
Other Expenses		0.48%
Total Annual Fund Operating Expenses		1.33%
Expense Reimbursement		0.17%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.16%
[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 1.16%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Small Cap Growth Fund	118	405	713	1,587

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of net assets in the equity securities of small capitalization (small-cap) companies. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.

A company will be considered a small-cap company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell
2000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 2000® Index on May 31, 2012, the market capitalization range of the companies in the Index was $101 million to $2.608 billion. The sub-adviser may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds these small cap measures.

In managing the Fund, the sub-adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future.

Growth companies purchased for the Fund include those, in the opinion of the sub-adviser, with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes.
Individual stock prices fluctuate from day-to-day and may decline significantly.
The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market.
In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiples of current earnings.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Small Capitalization Company Risk: Investing primarily in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 2000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

J.P. Morgan Investment Management, Inc. ("JPMIM") assumed sub-advisory responsibilities on December 10, 2007. From January 1, 2002 to December 10, 2007,
Franklin Advisers, Inc. sub-advised the Fund.

During the periods shown in the bar chart below, the highest return for a quarter was 23.00% (quarter ending June 30, 2009) and the lowest return for a quarter was
-26.76% (quarter ending September 30, 2002). For the year-to-date through September
30, 2012, the Fund's return was 14.01%.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Small Cap Growth Fund	Fund	(4.16%)	0.84%	2.70%
Small Cap Growth Fund Russell 2000® Growth Index	Russell 2000® Growth Index	(2.91%)	2.09%	4.48%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
Small Cap Growth Fund (Prospectus Summary) | Small Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALL CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account
		fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio
		turnover rate was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these
		assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of net assets in the equity securities of small capitalization (small-cap) companies. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.

A company will be considered a small-cap company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell
2000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 2000® Index on May 31, 2012, the market capitalization range of the companies in the Index was $101 million to $2.608 billion. The sub-adviser may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds these small cap measures.

In managing the Fund, the sub-adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future.

Growth companies purchased for the Fund include those, in the opinion of the sub-adviser, with leading competitive positions, predictable and durable
		business models and management that can achieve sustained growth.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes.
Individual stock prices fluctuate from day-to-day and may decline significantly.
The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market.
In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiples of current earnings.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Small Capitalization Company Risk: Investing primarily in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a
		small-cap company, if it realizes any gain at all.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 2000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

J.P. Morgan Investment Management, Inc. ("JPMIM") assumed sub-advisory responsibilities on December 10, 2007. From January 1, 2002 to December 10, 2007,
Franklin Advisers, Inc. sub-advised the Fund.

During the periods shown in the bar chart below, the highest return for a quarter was 23.00% (quarter ending June 30, 2009) and the lowest return for a quarter was
-26.76% (quarter ending September 30, 2002). For the year-to-date through September
		30, 2012, the Fund's return was 14.01%.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell 2000®Growth Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Small Cap Growth Fund (Prospectus Summary) | Small Cap Growth Fund | Russell 2000® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Small Cap Growth Fund (Prospectus Summary) | Small Cap Growth Fund | Small Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.16%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	405
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,587
Annual Return 2002	rr_AnnualReturn2002	(32.79%)
Annual Return 2003	rr_AnnualReturn2003	45.80%
Annual Return 2004	rr_AnnualReturn2004	10.87%
Annual Return 2005	rr_AnnualReturn2005	4.78%
Annual Return 2006	rr_AnnualReturn2006	10.00%
Annual Return 2007	rr_AnnualReturn2007	4.04%
Annual Return 2008	rr_AnnualReturn2008	(43.22%)
Annual Return 2009	rr_AnnualReturn2009	37.77%
Annual Return 2010	rr_AnnualReturn2010	33.69%
Annual Return 2011	rr_AnnualReturn2011	(4.16%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.76%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(4.16%)
5 Years	rr_AverageAnnualReturnYear05	0.84%
10 Years	rr_AverageAnnualReturnYear10	2.70%

[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 1.16%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Small Cap Value Fund (Prospectus Summary) | Small Cap Value Fund
SMALL CAP VALUE FUND
Investment Objective
The Fund seeks to provide maximum long-term return, consistent with reasonable risk to principal, by investing primarily in securities of small capitalization companies in terms of revenues and/or market capitalization.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Small Cap Value Fund
Management Fees		0.66%
Other Expenses		0.42%
Total Annual Fund Operating Expenses		1.08%
Expense Reimbursement		0.13%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	0.95%
[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.95%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Small Cap Value Fund	97	331	583	1,306

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small capitalization companies.

A company will be considered a small-capitalization company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period.
As of the most recent annual reconstitution of the Russell 2000® Index on
May 31, 2012, the market capitalization range of the companies in the Index was $101 million to $2.608 billion.

The sub-advisers use a value-oriented approach. Companies will be selected based upon valuation characteristics such as price-to-cash flow ratios which are at a discount to market averages.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. A sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: A Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes.
Individual stock prices fluctuate from day-to-day and may decline significantly.
The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Value Style Risk: Generally, "value" stocks are stocks of companies that a sub-adviser believes are currently undervalued in the marketplace. A sub-adviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall or may not approach the value the sub-adviser has placed on it.

Active Trading Risk: High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the
Fund's performance. Active trading tends to be more pronounced during periods of increased market volatility.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Small Capitalization Company Risk: Investing primarily in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 2000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

SunAmerica Asset Management Corp. ("SAAMCo") was a co-sub-adviser of the Fund from
February 28, 2010 to December 14, 2012. Effective February 8, 2010, Metropolitan
West Capital Management, LLC ("MetWest Capital") assumed co-sub-advisory duties.
As of January 1, 2002, J.P. Morgan Investment Management, Inc. ("JPMIM") (and its
predecessors) assumed management of the Fund.

As of December 14, 2012, JPMIM managed approximately 60% of the Fund's assets and MetWest Capital managed approximately 40% of the Fund's assets. The percentage of the Fund's assets each sub-adviser manages may change from time-to-time at the discretion of Fund's investment adviser, The Variable Annuity Life Insurance
Company ("VALIC").

During the periods shown in the bar chart below, the highest return for a quarter was 21.34% (quarter ending September 30, 2009) and the lowest return for a quarter was -25.25% (quarter ending December 31, 2008). For the year-to-date through
September 30, 2012, the Fund's return was 10.14%.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Small Cap Value Fund	Fund	(7.76%)	(1.18%)	5.68%
Small Cap Value Fund Russell 2000® Value Index	Russell 2000® Value Index	(5.50%)	(1.87%)	6.40%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
Small Cap Value Fund (Prospectus Summary) | Small Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALL CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide maximum long-term return, consistent with reasonable risk to principal, by investing primarily in securities of small capitalization
		companies in terms of revenues and/or market capitalization.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account
		fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio
		turnover rate was 96% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these
		assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small capitalization companies.

A company will be considered a small-capitalization company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period.
As of the most recent annual reconstitution of the Russell 2000® Index on
May 31, 2012, the market capitalization range of the companies in the Index was $101 million to $2.608 billion.

The sub-advisers use a value-oriented approach. Companies will be selected based upon valuation characteristics such as price-to-cash flow ratios which are at a discount to market averages.

The Fund may engage in active and frequent trading of portfolio securities to
		achieve its investment objective.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. A sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: A Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes.
Individual stock prices fluctuate from day-to-day and may decline significantly.
The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Value Style Risk: Generally, "value" stocks are stocks of companies that a sub-adviser believes are currently undervalued in the marketplace. A sub-adviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall or may not approach the value the sub-adviser has placed on it.

Active Trading Risk: High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the
Fund's performance. Active trading tends to be more pronounced during periods of increased market volatility.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Small Capitalization Company Risk: Investing primarily in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a
		small-cap company, if it realizes any gain at all.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 2000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

SunAmerica Asset Management Corp. ("SAAMCo") was a co-sub-adviser of the Fund from
February 28, 2010 to December 14, 2012. Effective February 8, 2010, Metropolitan
West Capital Management, LLC ("MetWest Capital") assumed co-sub-advisory duties.
As of January 1, 2002, J.P. Morgan Investment Management, Inc. ("JPMIM") (and its
predecessors) assumed management of the Fund.

As of December 14, 2012, JPMIM managed approximately 60% of the Fund's assets and MetWest Capital managed approximately 40% of the Fund's assets. The percentage of the Fund's assets each sub-adviser manages may change from time-to-time at the discretion of Fund's investment adviser, The Variable Annuity Life Insurance
Company ("VALIC").

During the periods shown in the bar chart below, the highest return for a quarter was 21.34% (quarter ending September 30, 2009) and the lowest return for a quarter was -25.25% (quarter ending December 31, 2008). For the year-to-date through
		September 30, 2012, the Fund's return was 10.14%.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell 2000 ® Value Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Small Cap Value Fund (Prospectus Summary) | Small Cap Value Fund | Russell 2000® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
10 Years	rr_AverageAnnualReturnYear10	6.40%
Small Cap Value Fund (Prospectus Summary) | Small Cap Value Fund | Small Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.66%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	583
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,306
Annual Return 2002	rr_AnnualReturn2002	(12.47%)
Annual Return 2003	rr_AnnualReturn2003	39.24%
Annual Return 2004	rr_AnnualReturn2004	19.38%
Annual Return 2005	rr_AnnualReturn2005	6.72%
Annual Return 2006	rr_AnnualReturn2006	18.80%
Annual Return 2007	rr_AnnualReturn2007	(6.98%)
Annual Return 2008	rr_AnnualReturn2008	(29.72%)
Annual Return 2009	rr_AnnualReturn2009	24.20%
Annual Return 2010	rr_AnnualReturn2010	25.82%
Annual Return 2011	rr_AnnualReturn2011	(7.76%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.25%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(7.76%)
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
10 Years	rr_AverageAnnualReturnYear10	5.68%

[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.95%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Socially Responsible Fund (Prospectus Summary) | Socially Responsible Fund
SOCIALLY RESPONSIBLE FUND
Investment Objective
The Fund seeks to obtain growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Socially Responsible Fund
Management Fees		0.25%
Other Expenses		0.38%
Total Annual Fund Operating Expenses		0.63%
Expense Reimbursement		0.07%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	0.56%
[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.56%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Socially Responsible Fund	57	195	344	780

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets in the equity securities of U.S. companies meeting the Fund's social criteria. To determine which companies meet the Fund's social criteria, the sub-adviser relies on industry classifications and research services from an independent social research service.

The Fund does not invest in companies that are significantly engaged in:

  •  the production of nuclear energy;

  •  the manufacture of military weapons or delivery systems;

  •  the manufacture of alcoholic beverages or tobacco products;

  •  the operation of gambling casinos;

  •  business practices or the production of products with respect to environmental performance;

  •  labor relations/labor disputes or included currently on the AFL-CIO boycott list and subject to a significant work stoppage or strike in the last six months; or

  •  significant workplace violations, including incidents where EEOC has issued a letter citing the potential for workplace discrimination.

The Fund may invest up to 20% of its net assets in the securities of other types of companies meeting the social criteria, including foreign securities, preferred stock and convertible securities.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Equity Securities Risk: The Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes.
Individual stock prices fluctuate from day-to-day and may decline significantly.
The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Preferred Stock Risk: Unlike common stock, preferred stock generally pays a fixed dividend from a company's earnings and may have a preference over common stock on the distribution of a company's assets in the event of bankruptcy or liquidation. Preferred stockholders' liquidation rights are subordinate to the company's debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stockholders typically do not have voting rights.

Convertible Securities Risk: The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted.
Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. At times a convertible security may be more susceptible to fixed-income security related risks, while at other times such a security may be more susceptible to equity security related risks. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and a price that is unfavorable to the Fund.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Social Criteria Risk: Social criteria screening limits the availability of investment opportunities for the Fund. If the Fund changes its social criteria or a company stops meeting the Fund's social criteria, the Fund will sell the affected investments even if this means the Fund loses money.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
S&P 500® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

SunAmerica Asset Management Corp. ("SAAMCo") assumed sub-advisory duties on
December 1, 2009. From January 1, 2002 to November 30, 2009, AIG Global
Investment Corp. served as sub-adviser to the Fund.

During the periods shown in the bar chart below, the highest return for a quarter was 16.93% (quarter ending June 30, 2009) and the lowest return for a quarter was -24.90% (quarter ending December 31, 2008). For the year-to-date through September 30, 2012, the Fund's return was 15.25%.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Socially Responsible Fund	Fund	1.30%	(0.29%)	2.51%
Socially Responsible Fund S&P 500®Index	S&P 500® Index	2.11%	(0.25%)	2.92%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
Socially Responsible Fund (Prospectus Summary) | Socially Responsible Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SOCIALLY RESPONSIBLE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to obtain growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account
		fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the
		Fund's portfolio turnover rate was 44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these
		assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in the equity securities of U.S. companies meeting the Fund's social criteria. To determine which companies meet the Fund's social criteria, the sub-adviser relies on industry classifications and research services from an independent social research service.

The Fund does not invest in companies that are significantly engaged in:

  •  the production of nuclear energy;

  •  the manufacture of military weapons or delivery systems;

  •  the manufacture of alcoholic beverages or tobacco products;

  •  the operation of gambling casinos;

  •  business practices or the production of products with respect to environmental performance;

  •  labor relations/labor disputes or included currently on the AFL-CIO boycott list and subject to a significant work stoppage or strike in the last six months; or

  •  significant workplace violations, including incidents where EEOC has issued a letter citing the potential for workplace discrimination.

The Fund may invest up to 20% of its net assets in the securities of other types of companies meeting the social criteria, including foreign securities, preferred
		stock and convertible securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Equity Securities Risk: The Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes.
Individual stock prices fluctuate from day-to-day and may decline significantly.
The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Preferred Stock Risk: Unlike common stock, preferred stock generally pays a fixed dividend from a company's earnings and may have a preference over common stock on the distribution of a company's assets in the event of bankruptcy or liquidation. Preferred stockholders' liquidation rights are subordinate to the company's debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stockholders typically do not have voting rights.

Convertible Securities Risk: The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted.
Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. At times a convertible security may be more susceptible to fixed-income security related risks, while at other times such a security may be more susceptible to equity security related risks. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and a price that is unfavorable to the Fund.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Social Criteria Risk: Social criteria screening limits the availability of investment opportunities for the Fund. If the Fund changes its social criteria or a company stops meeting the Fund's social criteria, the Fund will sell the
		affected investments even if this means the Fund loses money.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
S&P 500® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

SunAmerica Asset Management Corp. ("SAAMCo") assumed sub-advisory duties on
December 1, 2009. From January 1, 2002 to November 30, 2009, AIG Global
Investment Corp. served as sub-adviser to the Fund.

During the periods shown in the bar chart below, the highest return for a quarter was 16.93% (quarter ending June 30, 2009) and the lowest return for a quarter was -24.90% (quarter ending December 31, 2008). For the year-to-date
		through September 30, 2012, the Fund's return was 15.25%.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the S&P 500® Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Socially Responsible Fund (Prospectus Summary) | Socially Responsible Fund | S&P 500®Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Socially Responsible Fund (Prospectus Summary) | Socially Responsible Fund | Socially Responsible Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.56%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	344
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	780
Annual Return 2002	rr_AnnualReturn2002	(23.37%)
Annual Return 2003	rr_AnnualReturn2003	28.26%
Annual Return 2004	rr_AnnualReturn2004	9.94%
Annual Return 2005	rr_AnnualReturn2005	4.09%
Annual Return 2006	rr_AnnualReturn2006	15.60%
Annual Return 2007	rr_AnnualReturn2007	3.98%
Annual Return 2008	rr_AnnualReturn2008	(37.54%)
Annual Return 2009	rr_AnnualReturn2009	30.70%
Annual Return 2010	rr_AnnualReturn2010	14.63%
Annual Return 2011	rr_AnnualReturn2011	1.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.90%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	1.30%
5 Years	rr_AverageAnnualReturnYear05	(0.29%)
10 Years	rr_AverageAnnualReturnYear10	2.51%

[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.56%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Strategic Bond Fund (Prospectus Summary) | Strategic Bond Fund
STRATEGIC BOND FUND
Investment Objective
The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Strategic Bond Fund
Management Fees		0.53%
Other Expenses		0.40%
Total Annual Fund Operating Expenses		0.93%
Expense Reimbursement		0.04%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	0.89%
[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.89%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Strategic Bond Fund	91	292	511	1,139

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 191% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets in a broad range of fixed-income securities, including:

  • investment grade bonds (rated Baa or higher by Moody's Investor Services,
    Inc. ("Moody's") and BBB or higher by Standard & Poor's Ratings Services
    ("S&P");

  • U.S. Government and agency obligations;

  • mortgage- and asset-backed securities; and

  • U.S., Canadian, and foreign high risk, high yield, "junk bonds" (rated C or higher by Moody's and CC or higher by S&P, or comparable unrated securities).

Up to 50% of the Fund's total assets may be invested in foreign securities. Up to
25% of the Fund's total assets may be invested in foreign emerging market debt
(both U.S. and non-U.S. dollar denominated), including, both sovereign and corporate debt rated C or higher by Moody's or CC or higher by S&P, or of comparable quality if unrated. In addition, the Fund may invest up to an additional 25% of its total assets in non-U.S. dollar bonds.

The Fund may invest up to 10% of the Fund's net assets in senior secured floating rate loans.

The Fund may engage in active and frequent trading of portfolio securities in an effort to achieve its investment objective.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Active Trading Risk: High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund's performance. Active trading tends to be more pronounced during periods of increased market volatility.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may "call" a bond to repay it before its maturity date. The Fund may only be able to invest the bond's proceeds at lower interest rates, resulting in a decline in the Fund's income.

Credit Risk: The issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Interest Rate Risk: The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Loan Risk: Declines in prevailing interest rates may increase prepayments of loans and may expose the Fund to a lower rate of return if it reinvests the repaid principal in loans with lower yields. No active trading market may exist for certain loans, which may impair the ability of the Fund to realize the full value of such loans in the event of the need to liquidate such assets. Moreover, adverse market conditions may impair the liquidity of some actively traded loans.

Junk Bond Risk: High yielding, high risk fixed-income securities (often referred to as "junk bonds"), may involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities because issuers of lower rated fixed-income securities are less secure financially and their securities are more sensitive to downturns in the economy. The market for lower rated fixed-income securities may not be as liquid as that for more highly rated securities.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to "prepayment risk" and "extension risk." Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

U.S. Government Obligations Risk: Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S.
Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Barclays U.S. Aggregate Bond Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart below, the highest return for a quarter was 11.31% (quarter ending June 30, 2009) and the lowest return for a quarter was -8.96% (quarter ending December 31, 2008). For the year-to-date through September 30, 2012, the Fund's return was 10.09%.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Strategic Bond Fund	Fund	4.33%	5.45%	7.66%
Strategic Bond Fund Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index	7.84%	6.50%	5.78%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
Strategic Bond Fund (Prospectus Summary) | Strategic Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STRATEGIC BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
		Variable Contract prospectus for more details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 191% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	191.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2013. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these
		assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in a broad range of fixed-income securities, including:

  • investment grade bonds (rated Baa or higher by Moody's Investor Services,
    Inc. ("Moody's") and BBB or higher by Standard & Poor's Ratings Services
    ("S&P");

  • U.S. Government and agency obligations;

  • mortgage- and asset-backed securities; and

  • U.S., Canadian, and foreign high risk, high yield, "junk bonds" (rated C or higher by Moody's and CC or higher by S&P, or comparable unrated securities).

Up to 50% of the Fund's total assets may be invested in foreign securities. Up to
25% of the Fund's total assets may be invested in foreign emerging market debt
(both U.S. and non-U.S. dollar denominated), including, both sovereign and corporate debt rated C or higher by Moody's or CC or higher by S&P, or of comparable quality if unrated. In addition, the Fund may invest up to an additional 25% of its total assets in non-U.S. dollar bonds.

The Fund may invest up to 10% of the Fund's net assets in senior secured floating rate loans.

The Fund may engage in active and frequent trading of portfolio securities in an
		effort to achieve its investment objective.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Active Trading Risk: High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund's performance. Active trading tends to be more pronounced during periods of increased market volatility.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may "call" a bond to repay it before its maturity date. The Fund may only be able to invest the bond's proceeds at lower interest rates, resulting in a decline in the Fund's income.

Credit Risk: The issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Interest Rate Risk: The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Loan Risk: Declines in prevailing interest rates may increase prepayments of loans and may expose the Fund to a lower rate of return if it reinvests the repaid principal in loans with lower yields. No active trading market may exist for certain loans, which may impair the ability of the Fund to realize the full value of such loans in the event of the need to liquidate such assets. Moreover, adverse market conditions may impair the liquidity of some actively traded loans.

Junk Bond Risk: High yielding, high risk fixed-income securities (often referred to as "junk bonds"), may involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities because issuers of lower rated fixed-income securities are less secure financially and their securities are more sensitive to downturns in the economy. The market for lower rated fixed-income securities may not be as liquid as that for more highly rated securities.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to "prepayment risk" and "extension risk." Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

U.S. Government Obligations Risk: Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S.
Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to
		greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Barclays U.S. Aggregate Bond Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart below, the highest return for a quarter was 11.31% (quarter ending June 30, 2009) and the lowest return for a quarter was -8.96% (quarter ending December 31, 2008). For the year-to-date
		through September 30, 2012, the Fund's return was 10.09%.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Barclays U.S. Aggregate Bond Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Strategic Bond Fund (Prospectus Summary) | Strategic Bond Fund | Barclays U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Strategic Bond Fund (Prospectus Summary) | Strategic Bond Fund | Strategic Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.53%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.89%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	292
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	511
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,139
Annual Return 2002	rr_AnnualReturn2002	(30.74%)
Annual Return 2003	rr_AnnualReturn2003	25.96%
Annual Return 2004	rr_AnnualReturn2004	9.25%
Annual Return 2005	rr_AnnualReturn2005	3.43%
Annual Return 2006	rr_AnnualReturn2006	5.62%
Annual Return 2007	rr_AnnualReturn2007	19.93%
Annual Return 2008	rr_AnnualReturn2008	(44.17%)
Annual Return 2009	rr_AnnualReturn2009	32.30%
Annual Return 2010	rr_AnnualReturn2010	14.35%
Annual Return 2011	rr_AnnualReturn2011	(1.89%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.96%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	4.33%
5 Years	rr_AverageAnnualReturnYear05	5.45%
10 Years	rr_AverageAnnualReturnYear10	7.66%

[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2013, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.89%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.